--------------------------------------------------------------------------------
                               Board of Directors
--------------------------------------------------------------------------------

Gilbert de Borton - President
Chairman, Global Asset Management Limited,
London.

George W. Landau
Senior Adviser and Chairman, Latin America Advisory
Board, Coca-Cola International, New York.

Therese Meier
Managing Director, Global Asset Management
GAM (Schweiz) AG, Zurich.

Roland Weiser
Chairman, Intervista, Summit, New Jersey.

Address of the Company:
135 East 57th Street,
New York, New York 10022.

Tel: (212) 407 4600
     1-800-426-4685 (toll free)
Fax: (212) 888 4684

Registrar and Transfer Agent:
Chase Global Funds Services Company,
P.O. Box 2798,
Boston, Massachusetts 02208.
Tel: (617) 557 8000 ext 6610
     1-800-356-5740 (toll free)
Fax: (617) 557 8698

--------------------------------------------------------------------------------
Copies of this report may be obtained from the Fund,  from the Transfer Agent or from:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In the Isle of Man;
    GAM Administration Limited
    11 Athol Street, Douglas, Isle of Man IM99 1HH, British Isles
    Tel: 44--1624 632632 Fax 44--1624 625956
In the United Kingdom (for authorized person only);
    Global Asset Management Limited, a member of IMRO,
    12 St. James's Place, London, SW1A INX, UK
    Tel: 44-71-493 9990 Fax: 44-71-493 0715 Tlx 296099 GAMUK G
On Internet;
    Information on GAM's SEC-registered funds -
    www.usinfo.gam.com
    Email enquiries on GAM - Info@gam.com
--------------------------------------------------------------------------------

                           GLOBAL ASSET MANAGEMENT(R)

                                 GAM FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                              FOR THE PERIOD ENDED
                                30TH JUNE, 1997


                                                                          GAM(R)

--------------------------------------------------------------------------------
                                  The GAM Group
--------------------------------------------------------------------------------

    The GAM group was founded in April 1983 by Gilbert de Borton. GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above-average, long-term growth. The GAM group currently has approximately US$10.8 billion under management and employs a worldwide staff of about 430 people.

     For US investors, GAM offers GAM Funds, Inc. an open-end diversified investment management company registered under the Investment Company Act of 1940, as amended. The Fund consists of eight open-end mutual funds - GAM International, GAM Global, GAM Europe, GAM Pacific Basin, GAM Japan Capital, GAM North America, GAM Asian Capital and GAMerica Capital Funds.

     For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800426-4685 (toll free).

--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

GAM International .........................................................    2
GAM Global ................................................................    7
GAM Europe ................................................................   12
GAM Pacific Basin .........................................................   16
GAM Japan Capital .........................................................   21
GAM North America .........................................................   25
GAM Asian Capital .........................................................   29
GAMerica Capital ..........................................................   32

--------------------------------------------------------------------------------
                             GAM International Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------

                   John R. Horseman joined GAM in 1987, initially as a member of the Asian team based in Hong Kong. After moving to the London office in 1990 he is now responsible for a number of GAM's global and international funds. Prior to joining GAM in
      [PHOTO] 1987 he worked for BA Investment Management International Ltd and was responsible for certain of the Bank of America's global equity funds. He commenced management of GAM Global and GAM International Funds on 1st April, 1990. Mr. Horseman also manages the offshore fund GAM Universal US$ Inc. He was educated at the University of Birmingham.

     The Fund's investment objective is long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS -- CLASS A SHARES

                                                      GAM
                                            International
                                           Class A (after                Average
                                     GAM          maximum       MSCI     1 Month
                            International      sales load       EAFE     Deposit
                                 Class A           of 5%)      Index        Rate

30th June, 97                   US$27.68                    1,308.28
--------------------------------------------------------------------------------
                                       %                %          %           %
--------------------------------------------------------------------------------
Quarter to June, 97               +12.98           + 7.33     +13.06      + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                    +19.57           +13.59     +11.36      + 2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97                +40.15           +33.14     +13.16      + 5.49
--------------------------------------------------------------------------------
5 years to June, 97               +21.17           +19.93     +13.17      + 4.67
--------------------------------------------------------------------------------
10 years to June, 97              +14.76           +14.17     + 6.98      + 6.12
--------------------------------------------------------------------------------
Since inception                   +21.88           +21.39     +16.85      + 6.41
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. Class A inception was on 2nd January, 1985 and Class D on 18th September, 1995. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
          GAM International Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

            [CHART FROM PRINTED PIECE IS OMITTED.]

--GAM INTERNATIONAL CLASS A
--GAM INTERNATIONAL CLASS A
  (AFTER MAXIMUM SALES LOAD OF 5%)
--MSCI EAFE INDEX
--AVERAGE 1 MONTH DEPOSIT RATE

NOTE: The graphs compare the performance results of a hypothetical $10,000 investment in either Class and a comparable index. The performances of Class A and Class D are also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

------------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI Europe, Australian and Far East Index is a market value weighted, unmanaged index on the weighted share prices of some 1,000 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, France, Germany, Hong Kong, Italy, Japan, the Netherlands, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 16 countries. The percentage change in the value of the index includes dividends reinvested.


THE FACTS - CLASS D SHARES

                                                      GAM
                                            International
                                           Class D (after                Average
                                     GAM          maximum       MSCI     1 Month
                           International       sales load       EAFE     Deposit
                                 Class D         of 3.5%)      Index        Rate

30th June, 97                   US$27.58                    1,308.28
--------------------------------------------------------------------------------
                                       %                %          %           %
--------------------------------------------------------------------------------
Quarter to June, 97               +12.99           + 9.03    +13.06       + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                    +19.55           +15.36    +11.36       + 2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97                +39.79           +34.90    +13.16       + 5.49
--------------------------------------------------------------------------------
Since inception                   +21.55           +19.14    +14.08       + 5.50
--------------------------------------------------------------------------------

               [CHART FROM PRINTED PIECE IS OMITTED.]

--GAM INTERNATIONAL CLASS D
--GAM INTERNATIONAL CLASS D
  (AFTER MAXIMUM SALES LOAD OF 5%)
--MSCI EAFE INDEX
--AVERAGE 1 MONTH DEPOSIT RATE

--------------------------------------------------------------------------------
          GAM International Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN - CLASS A


               [CHART FROM PRINTED PIECE IS OMITTED]


o  GAM International     o GAM International        o  MSCI EAFE Index
                           (after maximum
                           sales load of 5%)


ANNUAL PERFORMANCE - CLASS A


              [CHART FROM PRINTED PIECE IS OMITTED]


o  GAM International     o GAM International        o  MSCI EAFE Index
                           (after maximum
                           sales load of 5%)

                                                          GAM
                                                International
                                GAM                   Class A
                      lnternational            (after maximum             MSCI
                            Class A         sales load of 5%)       EAFE Index
Year                              %                         %                %
--------------------------------------------------------------------------------
1993                          79.96                     70.97            32.94
1994                         (10.23)                   (14.71)            8.06
1995                          30.09                     23.59            11.55
1996                           8.98                      3.53             6.36
1997*                         19.57                     13.59            11.36
* 6 months

THE COMMENT

     A stronger dollar, low interest rates and widespread corporate restructuring together are providing a sound base for the European markets where GAM International is predominantly invested. The Fund gained 12.99% during the quarter as it stayed with stocks which benefit from these forces. In particular, the Fund's holdings in European pharmaceuticals and financials performed well. Anticipating that short-term interest rates in Europe may remain low for some while as high unemployment persists, European currency exposure was largely hedged back into the US dollar during the quarter.

     Elsewhere our investments in Japanese electrical exporters, such as Canon and Sony produced excellent results for the financial year ended in March and presented shareholders with a bright prospect looking ahead. At the time of writing a yen/dollar exchange rate of 113 is easily accommodated in these companies' growth plans. Otherwise, GAM International's only other sizeable Asian exposure is to Hong Kong, in particular to the Hong Kong Bank which looks set to have another excellent year. The handover may present some shorter-term volatility but 1ong-term value seems to be apparent in many of Hong Kong's leading equities.

--------------------------------------------------------------------------------
         GAM International Fund -- Statement of Investments (UNAUDITED)
--------------------------------------------------------------------------------

as at 30th June, 1997

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS DESCRIPTION                                       US$    ASSETS
--------------------------------------------------------------------------------

ADJUSTABLE RATE INDEX NOTES
                  UNITED KINGDOM
      +  DLJ ARIN, Indexed to 3,200,000 shares
             British Biotech 1998-04-30                   7,007,860      0.47

      +  DLJ ARIN, Indexed to 1,000,000 shares
             Flextech 1998-05-28                          3,021,266      0.20

      +  DLJ ARIN, Indexed to 1,000,000 shares
             Flextech 1998-06-12                          4,464,273      0.30

      +  DLJ ARIN, Indexed to 1,203,596 shares
             General Cable 1998-05-05                       821,368      0.06

      +  DLJ ARIN, Indexed to 1,000,000 shares
             General Cable 1998-05-29                       889,374      0.06

      +  DLJ ARIN, Indexed to 1,203,596 shares
             General Cable 1998-06-10                       566,024      0.04

      +  DLJ ARIN, Indexed to 1,000,000 shares
             General Cable 1998-07-01                     1,439,965      0.10

      +  DLJ ARIN, Indexed to 1,200,000 shares
             TeleWest Communications
             1997-09-01                                   1,468,829      0.10

      + DLJ ARIN, Indexed to 3,250,000 shares
             TeleWest Communications
             1998-04-02                                   3,546,933      0.24

      + DLJ ARIN, Indexed to 1,200,000 shares
             TeleWest Communications
             1998-05-05                                     584,309      0.04
                                                        -----------     -----

TOTAL ADJUSTABLE RATE INDEX NOTES
(COST $23,687,670)                                       23,810,201      1.61
                                                        -----------     -----

BONDS
            GERMANY
 9,750,000  Bundes Deutschland 6.25%
              2024-01-04                                5,404,739      0.37
                                                        -----------     -----

TOTAL BONDS (COST $5,935,961)                             5,404,739      0.37
                                                        -----------     -----
BOND WARRANTS
        GERMANY
 1,974,000 Bundes Deutschland 6.25% Wts
            February 1998                                   962,154      0.07

TOTAL BOND WARRANTS (COST $2,545,231)                       962,154      0.07
                                                        -----------     -----

CURRENCY WARRANTS
        GERMANY
*3,586,000 US Salomon USD/DEM Call Wts
            1998-03-13                                   11,268,582      0.76
                                                        -----------     -----

TOTAL CURRENCY WARRANTS (COST $10,589,580)               11,268,582      0.76
                                                        -----------     -----

  EQUITIES
                 BELGIUM
     60,500      Kredietbank                             24,380,321      1.64
      1,440      Kredietbank New                            568,286      0.04
                                                        -----------     -----
                                                         24,948,607      1.68
                                                        -----------     -----
                 DENMARK
    275,000      Den Danske Bank                         26,756,329      1.80
                                                        -----------     -----
                                                         26,756,329      1.80
                                                        -----------     -----
                 FRANCE
     30,703      Carrefour                               22,298,297      1.51
    957,000      Credit Lyonnais                         48,202,563      3.26
     55,925      L'Oreal                                 23,562,595      1.59
    650,000      Lagardere Groupe Registered             18,880,494      1.27
    525,000      Michelin B                              31,526,622      2.13
    163,000      Union des Assurances Federales          19,166,029      1.29
                                                        -----------     -----
                                                        163,636,600     11.05
                                                        -----------     -----
                 GERMANY
    550,000      Veba                                    30,907,735      2.09
     45,000      Volkswagen                              34,500,258      2.33
                                                        -----------     -----
                                                         65,407,993      4.42
                                                        -----------     -----

                 HONG KONG
  3,425,000      Cheung Kong (Holdings)                  33,819,847      2.28
  3,180,000      Henderson Land                          28,219,509      1.91
 15,609,600      Hong Kong & China Gas                   31,230,080      2.11
  2,146,835      HSBC Holdings (HKD)                     64,566,050      4.36
  6,754,000      JCG Holdings                             5,492,262      0.37
                                                        -----------     -----
                                                        163,327,748     11.03
                                                        -----------     -----

                 HUNGARY
     82,900      Gedeon Richter GDR                       7,585,350      0.51
                                                        -----------     -----
                                                          7,585,350      0.51
                                                        -----------     -----
                 JAPAN
  1,865,000      Canon                                   50,770,439      3.43
      5,000      East Japan Railway                      25,652,212      1.73
    628,000      Hoya                                    27,945,205      1.89
    270,000      Rohm                                    27,798,621      1.88
    330,000      Sony                                    28,764,506      1.94
  2,400,000      Suzuki Motor                            30,363,843      2.05
  1,272,000      Takeda Chemical                         35,737,196      2.41
    361,000      TDK Corp                                26,489,922      1.79
                                                        -----------     -----
                                                        253,521,944     17.12
                                                        -----------     -----
                 MALAYSIA
    976,500      Carlsberg Brewery Malaysia               5,029,517      0.34
  2,700,000      UMW Holdings                            12,729,794      0.86
                                                        -----------     -----
                                                         17,759,311      1.20
                                                        -----------     -----

--------------------------------------------------------------------------------
         Gam International Fund -- Statement Of Investments (CONTINUED)
--------------------------------------------------------------------------------

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------
                 NETHERLANDS
  2,007,388      ABM AMRO Holding                        37,426,378      2.53
  1,045,831      Fortis AMEV                             46,562,720      3.14
    624,646      ING                                     28,797,046      1.94
    149,426      Wolters Kluwer                          18,192,378      1.23
                                                      -------------     -----
                                                        130,978,522      8.84
                                                      -------------     -----

                 SINGAPORE
  1,283,000      City Developments                       12,563,475      0.85
  4,035,600      Want Want Holdings                      13,384,740      0.90
                                                      -------------     -----
                                                         25,948,215      1.75
                                                      -------------     -----
                 SPAIN
    400,000      Banco Argentaria                        22,391,554      1.51
     98,200      Banco Popular Registered                24,054,093      1.63
                                                      -------------     -----
                                                         46,445,647      3.14
                                                      -------------     -----
                 SWEDEN
    625,270      OM Gruppen                              19,431,242      1.31
                                                      -------------     -----
                                                         19,431,242      1.31
                                                      -------------     -----

                 SWITZERLAND
     22,050      Nestle Registered                       29,077,919      1.97
     35,220      Novartis Registered                     56,284,478      3.80
      4,869      Roche Holding Genussscheine             44,022,694      2.97
                                                      -------------     -----
                                                        129,385,091      8.74
                                                      -------------     -----

                 UNITED KINGDOM
  1,836,376      B.A.T. Industries                       16,431,456      1.11
  7,408,464      Bank of Scotland                        47,358,221      3.20
  2,670,229      Barclays                                52,985,952      3.58
  4,466,000      Corporate Services Group                13,902,609      0.94
  1,300,000      Glaxo Wellcome                          26,834,964      1.81
  1,366,520      Hyder                                   18,426,251      1.24
  3,210,000      National Express Group                  23,939,718      1.62
  2,776,801      Prudential                              26,880,074      1.82
  2,094,677      Severn Trent                            27,163,799      1.83
  2,103,516      Thames Water                            24,161,889      1.63
                                                      -------------     -----
                                                        278,094,933     18.78
                                                      -------------     -----
         TOTAL EQUITIES (COST $1,072,679,844)         1,353,217,532     91.37
                                                      -------------     -----
EQUITY WARRANTS
                JAPAN
*11,324,500     Sony Wts 1998-12-04                      10,130,294      0.68
                                                      -------------     -----
                                                         10,130,294      0.68
                                                      -------------     -----

                SwitzerLand
     *3,000     Roche Holding Wts 1998-05-05                230,058      0.02
     *7,800     Swiss Bank Corp Bearer Wts 2000              75,837      0.00
                                                      -------------     -----
                                                            305,895      0.02
                                                      -------------     -----
         TOTAL EQUITY WARRANTS (COST $9,987,390)         10,436,189      0.70
                                                      -------------     -----

OPTIONS
              FRANCE

 *3,066,000     OAT 6% 92.45 2025-10-25
                  Calls April 1998                        1,090,398      0.07
     *4,053     CAC 40 Index 1998-03-31
                  2,500 Calls March 1998                 17,586,656      1.19
     *9,202     CAC 40 Index 1998-09-30
                  3,100 Calls September 1998             14,828,550      1.00
                                                      -------------    ------
TOTAL 0PTIONS (COST $21,034,377)                         33,505,604      2.26
                                                      -------------    ------
TOTAL INVESTMENTS (COST $1,146,460,0-53**)            1,438,605,001     97.14
NET CURRENT ASSETS                                       42,386,652      2.86
                                                      -------------    ------
TOTAL NET ASSETS                                      1,480,991,653    100.00
                                                      =============    ======

*  Non-income producing security.
** Cost for federal income tax purposes is identical.
+ Adjustable rate index notes are inversely indexed to the value of the underlying security.

Glossary of terms: FR- Foreign Registered

See notes to financial statements.

Geographic Analysis as at
30th June, 1997

[The following table represents a pie chart in the printed piece.]

United Kingdom             20.39%
Japan                      17.80%
France                     13.31%
Hong Kong                  11.03%
Netherlands                 8.84%
Switzerland                 8.76%
Germany                     5.62%
Spain                       3.14%
Denmark                     1.80%
Other Areas                 6.45%
Net Current Assets          2.86%

--------------------------------------------------------------------------------
                                GAM Global Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------

     [PHOTO]

John R. Horseman joined GAM in 1987, initially as a member of the Asian team based in Hong Kong. After moving to the London office in 1990 he is now responsible for a number of GAM's global and international funds. Prior to joining GAM in 1987 he worked for BA Investment Management International Ltd and was responsible for certain of the Bank of America's global equity funds. He commenced management of GAM Global and GAM International Funds on 1st April, 1990. Mr. Horseman also manages the offshore fund GAM Universal US$ Inc. He was educated at the University of Birmingham.

     The Fund's investment objective is long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in countries including the United States, Canada, the United Kingdom, Continental Europe, and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                             GAM Global
                                         Class A (after                  Average
                                  GAM           maximum        MSCI      1 Month
                               Global        sales load       World      Deposit
                              Class A            of 5%)       Index         Rate

30th June, 97                US$17.32                        939.75
--------------------------------------------------------------------------------
                                    %                 %           %            %
--------------------------------------------------------------------------------
Quarter to June, 97            +16.32            +10.50      +15.17       + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                 +20.70            +14.66      +15.62       + 2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97             +42.07            +34.97      +22.81       + 5.49
--------------------------------------------------------------------------------
5 years to June, 97            +20.50            +19.27      +16.15       + 4.67
--------------------------------------------------------------------------------
10 years to June, 97           +13.21            +12.63      + 9.96       + 6.12
--------------------------------------------------------------------------------
Since inception                +13.43            +12.90      +12.84       + 6.17
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. Class A inception was on 28th May, 1986 and Class D inception was on 6th October, 1995. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
             GAM Global Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------
[GRAPH FROM PRINTED PIECE IS OMITTED.]

--GAM GLOBAL CLASS A
--GAM GLOBAL CLASS A
  (AFTER MAXIMUM SALES LOAD OF 5%)
--MSCI WORLD INDEX
--AVERAGE 1 MONTH DEPOSIT RATE

NOTE: The graphs compare the performance results of a hypothetical $10,000 investment in either Class and a comparable index. The performances of Class A and Class D are also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

------------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI World Index is an arithmetical average weighted by market value of the performance of some 1,400 securities listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, France, Finland, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States of America. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.


The Facts - Class D Shares

                                             GAM Global
                                         Class D (after                  Average
                                  GAM           maximum        MSCI      1 Month
                               Global        sales load       World      Deposit
                              Class A          of 3.5%)       Index         Rate

30th June, 97                US$17.16                        939.75
--------------------------------------------------------------------------------
                                    %                 %           %            %
--------------------------------------------------------------------------------
Quarter to June, 97            +16.34            +12.27      +15.17       + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                 +20.68            +16.45      +15.62       + 2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97             +42.08            +37.11      +22.81       + 5.49
--------------------------------------------------------------------------------
Since inception                +23.22            +20.71      +20.78       + 5.49
--------------------------------------------------------------------------------

[GRAPH FROM PRINTED PIECE IS OMITTED.]


--GAM GLOBAL CLASS D
--GAM GLOBAL CLASS D
  (AFTER MAXIMUM SALES LOAD OF 3.5%)
--MSCI WORLD INDEX
--AVERAGE 1 MONTH DEPOSIT RATE

--------------------------------------------------------------------------------
              GAM Global Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN- CLASS A


        [THE FOLLOWING TABLE REPRESENTS A BAR CHART IN THE PRINTED PIECE]


                                          GAM Global
                        GAM                  Class A             MSCI
                     Global           (after maximum            World
                    Class A        sales load of 5%)            Index
 Period                   %                       %                 %
--------------------------------------------------------------------------------
 One Year             42.07                   34.97             22.81
 Five Years           20.50                   19.27             16.15
 Ten Years            13.21                   12.63              9.96
 Since Inception      13.43                   12.90             12.84



ANNUAL PERFORMANCE - CLASS A


        [THE FOLLOWING TABLE REPRESENTS A BAR CHART IN THE PRINTED PIECE]


o  GAM Global              o GAM Global            o  MSCI World Index
                           (after maximum
                           sales load of 5%)


                                          GAM Global
                        GAM                  Class A             MSCI
                     Global           (after maximum            World
                    Class A        sales load of 5%)            Index
 Year                     %                       %                 %
--------------------------------------------------------------------------------
 1993                 75.30                   66.53             23.13
 1994                (16.15)                 (20.35)             5.58
 1995                 36.25                   29.44             21.32
 1996                 12.74                    7.11             14.00
 1997*                20.70                   14.66             15.62
* 6 months

THE COMMENT

     The second quarter has seen continued advances in the US stock market led mainly by large capitalised companies whose outperformance over small capitalised companies has been one of the more extreme since records began. The Fund has performed well as it remained with stocks that benefited from these trends, such as those within the consumer sector like Gillette and Kimberly-Clark, which are expanding globally into the emerging markets and taking advantage of good growth in their domestic market. Also, the current environment of low inflation and good interest margins has favoured the banking sector where the Fund is well represented.

     A stronger dollar, low interest rates and widespread corporate restructuring are also providing a sound base for the European markets where GAM Global is invested. In particular, the Fund's holdings in European pharmaceuticals and financials performed well. Anticipating that short-term interest rates in Europe may remain low for some time as high unemployment persists, European currency exposure was largely hedged back into the US dollar during the quarter.

     Elsewhere we have retained our weightings in Japanese electrical exporters such as Canon and Sony, which produced excellent results for the financial year ended in March. The only other Asian exposure of any size is to Hong Kong where some property stocks appear attractive.

--------------------------------------------------------------------------------
             GAM Global Fund - Statement of Investments (UNAUDITED)
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1997

                                                             Market         %
                                                              value    of net
     Holdings    Description                                    US$    assets
--------------------------------------------------------------------------------
Adjustable Rate Index Notes
             UNITED KINGDOM
         +   DLJ ARIN Indexed to 115,000
               shares British Biotech
               1998-05-08                                   269,233      0.82
         +   DLJ ARIN Indexed to 120,360
               shares General Cable
               1998-06-10                                    56,729      0.17
         +   DLJ ARIN Indexed to 75,000
               shares TeleWest Communications
               1998-03-24                                    89,337      0.27
         +   DLJ ARIN Indexed to 100,000
               shares TeleWest Communications
               1998-04-02                                   108,206      0.33
                                                         ----------     -----
TOTAL ADJUSTABLE RATE INDEX NOTES
(COST $465,998)                                             523,505      1.59
                                                         ----------     -----
BOND WARRANTS
             Germany
  *33,000    Bundes Deutschland 625% Wts
               February 1998                                 16,085      0.05
                                                         ----------     -----
TOTAL BOND WARRANTS (COST $42,550)                           16,085      0.05
                                                         ----------     -----
CURRENCY WARRANTS
             GERMANY
  *70,000    US Salomon US$ DEM Call Wts
               1998-03-13                                   219,967      0.67
                                                         ----------     -----
TOTAL CURRENCY WARRANTS (Cost $199,474)                     219,967      0.67
                                                         ----------     -----

EQUITIES
             FRANCE
      525    Carrefour                                      381,285      1.16
    1,100    L'Oreal                                        463,457      1.40
    6,810    Michelin B                                     408,945      1.24
    2,890    Union des Assurances Federales                 339,815      1.03
                                                         ----------     -----
                                                          1,593,502      4.83
                                                         ----------     -----

             HONG KONG
   68,000    Cheung Kong (Holdings)                         671,460      2.03
   64,000    Henderson Land                                 567,940      1.72
  354,360    Hong Kong & China Gas                          708,967      2.15
   38,857    HSBC Holdings (HKD)                          1,168,624      3.54
                                                         ----------     -----
                                                          3,116,991      9.44
                                                         ----------     -----
             JAPAN
   31,000    Canon                                          843,905      2.56
    5,000    Rohm                                           514,789      1.56
    7,200    Sony                                           627,589      1.90
    7,000    TDK Corp                                       513,656      1.56
                                                         ----------     -----
                                                          2,499,939      7.58
                                                         ----------     -----
             NETHERLANDS
   39,394    ABM AMRO Holding                               734,474      2.23
   25,643    Fortis AMEV                                  1,141,684      3.45
                                                         ----------     -----
                                                          1,876,158      5.68
                                                         ----------     -----
             SINGAPORE
   39,000    City Developments                              381,898      1.16
                                                         ----------     -----
                                                            381,898      1.16
                                                         ----------     -----
             SWEDEN
   17,521    OM Gruppen                                     544,492      1.65
                                                         ----------     -----
                                                            544,492      1.65
                                                         ----------     -----
             SWITZERLAND
      782    Novartis Registered                          1,249,701      3.79
      111    Roche Holding Genussscheine                  1,003,598      3.04
                                                         ----------     -----
                                                          2,253,299      6.83
                                                         ----------     -----
             UNITED KINGDOM
   47,776    Barclays                                       948,030      2.87
   35,000    Hyder                                          471,942      1.43
   29,223    Thames Water                                   335,668      1.02
                                                         ----------     -----
                                                          1,755,640      5.32
                                                         ----------     -----

             UNITED STATES
   4,530     American International Group                   676,669      2.05
   7,685     American Stores                                379,447      1.15
   6,585     Amgen                                          382,753      1.16
   5,040     Burlington Northern Santa Fe                   452,970      1.37
  12,520     Champion Enterprises                           187,800      0.57
   8,093     Chase Manhattan                                785,527      2.38
  *5,810     Compaq Computer                                576,642      1.75
  11,665     Computer Associates International              649,595      1.97
  16,465     Federal Home Loan Mortgage                     565,984      1.71
   7,853     First Union                                    726,403      2.20
 *12,310     Fort Howard                                    623,194      1.89
   4,560     Gillette                                       432,060      1.31
   7,685     Intel                                        1,089,829      3.30
   9,046     Johnson & Johnson                              582,336      1.76
  12,080     Kimberly-Clark                                 600,980      1.82
 *22,180     Kroger                                         643,220      1.95
  14,330     MBNA                                           524,836      1.59
   7,145     Medtronic                                      578,745      1.75
  25,790     Merrill Lynch                                1,537,729      4.66
  22,288     NationsBank                                  1,437,576      4.36

--------------------------------------------------------------------------------
             GAM Global Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------
                 UNITED STATES
      7,700      Nike B                                     449,487      1.36
     15,135      Philip Morris                              671,616      2.03
     *8,500      Rambus                                     395,250      1.20
     19,320      Republic Group                             388,815      1.18
     14,636      Schering-Plough                            700,698      2.12
                                                         ----------     -----
                                                         16,040,161     48.59
                                                         ----------     -----
TOTAL EQUITIES (COST $22,987,726)                        30,062,080     91.08
                                                         ----------     -----

EQUITY WARRANTS
                 JAPAN
   *259,000      Sony Wts 1998-12-04                        231,688      0.70
                                                         ----------     -----
                                                            231,688      0.70
                                                         ----------     -----

                SWITZERLAND
        *54     Roche Holding Wts
                  1998-05-05                                  4,141      0.01
       *195     Swiss Bank Corp Bearer Wts
                  2000                                        1,896      0.01
                                                         ----------     -----
                                                              6,037      0.02
                                                         ----------     -----
TOTAL EQUITY WARRANTS (COST $228,001)                       237,725      0.72
                                                         ----------     -----

OPTIONS
                France
    *40,000     OAT 6% 2025-10-25
                  92.45 Calls April 1998                     14,226      0.04
    *79,000     CAC 40 Index 1998-03-31
                  2500 Calls March 1998                     342,794      1.04
       *174     CAC 40 Index 1998-09-30
                  3100 Calls September 1998                 280,392      0.85
                                                         ----------     -----
TOTAL OPTIONS (COST $391,803)                               637,412      1.93
                                                         ----------     -----

TOTAL INVESTMENTS (COST $24,315,552**)                   31,696,774     96.04
NET CURRENT ASSETS                                        1,307,716      3.96
                                                         ----------    ------
TOTAL NET ASSETS                                         33,004,490    100.00
                                                         ==========    ======

*  Non-income producing security.
** Cost for federal income tax purposes is identical.
+ Adjustable rate index notes are inversely indexed to the value of the underlying security.

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 1997

[The following table represents a pie chart in the printed piece.]


United States                 48.59%
United Kingdom                 6.91%
Germany                        0.72%
Hong Kong                      9.44%
Netherlands                    5.68%
Switzerland                    6.85%
Japan                          8.28%
France                         6.76%
Singapore                      1.16%
Sweden                         1.65%
Net Current Assets             3.96%

--------------------------------------------------------------------------------
                                 GAM Europe Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------

[PHOTO]

     John Bennett, Investment Director, is responsible for European markets. Prior to joining GAM in 1993, he was a Senior Fund Manager at Ivory & Sime, responsible for Continental European equity portfolios. He commenced management of GAM Europe Fund on 1st January, 1993. Mr. Bennett also manages the offshore fund GAM Pan European Inc. He is based in Edinburgh.

     The Fund's investment objective is long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS

                                                     GAM
                                                  Europe
                                                  (after
                                                 maximum                 Average
                                                   sales        MSCI     1 Month
                                         GAM        load      Europe     Deposit
                                      Europe      of 5%)       Index        Rate

30th June, 97                       US$13.92                  983.67
--------------------------------------------------------------------------------
                                           %           %           %           %
--------------------------------------------------------------------------------
Quarter to June, 97                   + 9.09      + 3.64      + 9.03      + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                        +17.47      +11.59      +14.45      + 2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97                    +24.20      +17.99      +30.47      + 5.49
--------------------------------------------------------------------------------
5 years to June, 97                   +13.15      +11.99      +15.34      + 4.67
--------------------------------------------------------------------------------
Since inception                       + 6.18      + 5.46      +12.36      + 5.34
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. The Fund's inception was on 1st January, 1990. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
              GAM Europe Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------


          [GRAPH FROM PRINTED PIECE IS OMITTED.]


--GAM EUROPE
--GAM EUROPE FUND
  (AFTER MAXIMUM SALES LOAD OF 5%)
--MSCI EUROPE INDEX
--AVERAGE 1 MONTH DEPOSIT RATE


NOTE: The graphs compare the performance results of a hypothetical $10,000 investment in the Fund and a comparable index. The performances of the Fund is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

------------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI Europe Index is an arithmetical average weighted by market value of the performance of some 600 securities listed on the exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalisation of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 13 countries. The percentage change in the value of the index includes dividends reinvested.



AVERAGE ANNUAL TOTAL RETURN -- CLASS A

       [The following table represents a bar chart in the printed piece.]


                                          GAM Europe
                        GAM                  Class A             MSCI
                     Europe           (after maximum           Europe
                    Class A        sales load of 5%)            Index
 Period                   %                       %                 %
--------------------------------------------------------------------------------
 One Year             24.20                   17.99             30.47
 Three Years          18.26                   16.26             21.46
 Five Years           13.15                   11.99             15.34
 Since Inception       6.18                    5.46             12.36




ANNUAL PERFORMANCE- CLASS A

               [The graph from the printed Piece is omitted.]


         o GAM Europe       o GAM Europe             o MSCI Europe Index
                              (after maximum
                              sales load of 5%)

                                                     GAM
                                                  Europe
                                          (after maximum                   MSCI
                              GAM             sales load                 Europe
                           Europe                 of 5%)                  Index
Year                            %                      %                      %
--------------------------------------------------------------------------------
1993                        22.68                  16.55                  29.79
1994                        (3.11)                 (7.95)                  2.66
1995                        16.77                  10.93                  22.13
1996                        21.32                  15.25                  21.57
1997*                       17.47                  11.59                  14.45
*6 months

--------------------------------------------------------------------------------
             GAM Europe Fund -- Statement of Investments (UNAUDITED)
--------------------------------------------------------------------------------

THE COMMENT

     The second quarter has seen a further strong performance by Europe's financial markets, where the driving force remains exceptional liquidity conditions, both domestically and internationally. In the disinflationary environment that Europe now enjoys, cash offers little in the way of competition, allowing equities to continue their re-rating.

     Although this environment provides a supportive backdrop, we view the polarisation of performance among fewer sectors and stocks with some caution. Evidence grows that liquidity is being drawn to those sectors which dominate the popular indices, perhaps as investors seek some sense of security. This is a security which may prove false, as it is in such sectors and stocks that overvaluation is likeliest.

     The Fund remains well diversified and retains exposure to 'second line' stocks where we perceive good value alternatives to the currently popular blue chips.

AS AT 30TH JUNE, 1997

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------

    EQUITIES
                 BELGIUM
      1,584      Generale de Banque                         609,707      1.49
                                                         ----------    ------
                                                            609,707      1.49
                                                         ----------    ------
                 DENMARK
     *9,760      Bang & Olufsen Holding B                   602,691      1.47
      5,620      Den Danske Bank                            546,802      1.33
                                                         ----------    ------
                                                          1,149,493      2.80
                                                         ----------    ------
                 FINLAND
     35,360      Kesko                                      504,430      1.23
     12,700      Nokia A                                    959,725      2.34
     40,000      Valmet A (Fria)                            693,229      1.69
                                                         ----------    ------
                                                          2,157,384      5.26
                                                         ----------    ------
                 FRANCE
      6,380      Alcatel Alsthom                            799,033      1.95
     12,830      AXA - UAP                                  797,959      1.94
     11,650      Banque Nationale de Paris                  480,139      1.17
     15,000      Bertrand Faure                             789,984      1.92
      1,090      Comptoirs Modernes                          574,983      1.40
      4,040      IMETAL                                     535,532      1.30
      7,430      Technip                                    862,263      2.10
     13,900      Total B                                  1,404,972      3.43
     13,500      Valeo                                      838,481      2.04
                                                         ----------    ------
                                                          7,083,346     17.25
                                                         ----------    ------
                 GERMANY
     13,900      BASF                                       513,708      1.25
    *24,460      BHW Holding                                413,768      1.01
     13,200      Veba                                       741,786      1.81
                                                         ----------    ------
                                                          1,669,262      4.07
                                                         ----------    ------
                 ITALY
    330,450      Credito Italiano                           604,329      1.47
    119,825      ENI Spa                                    678,196      1.65
    245,950      S.T.E.T.                                 1,431,822      3.49
    303,000      Telecom Italia Mobile                      979,969      2.39
                                                         ----------    ------
                                                          3,694,316      9.00
                                                         ----------    ------
14

--------------------------------------------------------------------------------
             GAM Europe Fund -- Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------

                 NETHERLANDS
     36,680      ABN AMRO Holding                           683,874      1.67
     31,000      Elsevier                                   517,966      1.26
     23,595      Heijmans Group                             503,616      1.23
     14,030      Philips                                  1,004,867      2.45
     23,800      Royal Dutch Petroleum Bearer             1,237,850      3.01
     20,485      Telegraaf Holding                          442,453      1.08
      8,253      Vendex International                       451,945      1.10
                                                         ----------    ------
                                                          4,842,571     11.80
                                                         ----------    ------
                 NORWAY
     22,200      Kverneland Gruppen                         603,451      1.47
     10,925      Orkla A                                    807,337      1.97
     17,560      Sparebanken                                520,499      1.27
                                                         ----------    ------
                                                          1,931,287      4.71
                                                         ----------    ------
                 PORTUGAL
    *+8,297      Sotancro                                        --      0.00
                                                         ----------    ------
                                                                 --      0.00
                                                         ----------    ------
                 SPAIN
      4,210      Banco Popular Registered                 1,031,240      2.51
                                                         ----------    ------
                                                          1,031,240      2.51
                                                         ----------    ------
                 SWEDEN
     32,160      Atlas Copco A                              841,180      2.05
     16,070      Cardo                                      476,511      1.16
     17,540      L.M. Ericsson B (Fria)                     691,574      1.68
     23,470      Kalmar Industries                          402,671      0.98
     32,540      Sandvik A                                  924,855      2.25
     26,001      Svenska Handlesbank A                      828,222      2.02
                                                         ----------    ------
                                                          4,165,013     10.14
                                                         ----------    ------
                 SWITZERLAND
       *960      Novartis Registered                      1,534,160      3.74
        154      Roche Holding Genussscheine              1,392,379      3.39
                                                         ----------    ------
                                                          2,926,539      7.13
                                                         ----------    ------
                 UNITED KINGDOM
     82,655      Bank of Scotland                           528,368      1.29
     40,000      Daily Mail & General Trust A             1,082,055      2.64
     53,450      Glaxo Wellcome                           1,103,330      2.68
     52,580      Hozelock Group                             367,626      0.90
    150,500      Lasmo                                      650,144      1.58
    328,425      Metalrax Group                             459,252      1.12
    244,101      Burford Holdings                           503,880      1.23
   *159,250      Somerfield                                 479,837      1.17
     27,235      Wolseley                                   212,409      0.52
    115,735      Wyevale Garden Centres                     539,459      1.31
     37,200      Zeneca                                   1,229,867      3.00
                                                         ----------    ------
                                                          7,156,227     17.44
                                                         ----------    ------
TOTAL EQUITIES (COST $32,745,835)                        38,416,385     93.60
                                                         ----------    ------
EQUITY RIGHTS
             BELGUIM
       90    Generale de Banque Rts                              40      0.00
                                                         ----------    ------
TOTAL EQUITY RIGHTS (COST $113)                                  40      0.00
                                                         ----------    ------
EQUITY WARRANTS
             SWITZERLAND
     *130    Roche Holding Wts 1998-05-05                     9,969      0.02
                                                         ----------    ------
TOTAL EQUITY WARRANTS (COST $2,181)                           9,969      0.02
                                                         ----------    ------
TOTAL INVESTMENTS (COST $32,748,129**)                   38,426,394     93.62
NET CURRENT ASSETS                                        2,617,189      6.38
                                                         ----------    ------

TOTAL NET ASSETS                                         41,043,583    100.00
                                                         ==========    ======

*  Non-income producing security.
** Cost for federal income tax purposes is identical.
+  Fair value determined by the Board of Directors.

                       See notes to financial statements.

                           GEOGRAPHIC ANALYSIS AS AT
                                30TH JUNE, 1997

      [The following table represents a pie chart in the printed piece].


France ........................    17.25%
Netherlands ...................    11.80%
Sweden ........................    10.14%
Italy .........................     9.00%
Switzerland ...................     7.15%
Finland .......................     5.26%
Norway ........................     4.71%
Germany .......................     4.07%
Denmark .......................     2.80%
Spain .........................     2.51%
Belgium .......................     1.49%
United Kingdom ................    17.44%
Net current Assets ............     6.38%
                                                                              15

--------------------------------------------------------------------------------
                             GAM Pacific Basin Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------

     [PHOTO]

Michael S. Bunker, Investment Director, has overall responsibility for Asian investment policy. Prior to joining GAM in 1985, he worked for J. Rothschild Charterhouse Management Ltd. in Hong Kong. He has over 20 years investment experience, primarily in Asian markets. He commenced management of GAM Pacific Basin Fund on 6th May, 1997. Mr. Bunker also manages the offshore fund GAM Pacific Inc. Mr. Bunker is now based in London, having lived in Hong Kong for 3 years.

     The Fund's investment objective is long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and the governments of the Pacific Basin, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                                     GAM
                                           Pacific Basin
                                                  (after                 Average
                                         GAM     maximum        MSCI     1 Month
                               Pacific Basin  sales load     Pacific     Deposit
                                     Class A      of 5%)       Index        Rate

30th June, 97                       US$16.78                2,280.36
--------------------------------------------------------------------------------
                                           %           %           %           %
--------------------------------------------------------------------------------
Quarter to June, 97                   +13.38      + 7.71      +19.06       +1.39
--------------------------------------------------------------------------------
Jan-June, 1997                         +9.96       +4.46       +7.29       +2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97                     +5.13       -0.12       -4.34       +5.49
--------------------------------------------------------------------------------
5 years to June, 97                   +13.56      +12.40      +10.64       +4.67
--------------------------------------------------------------------------------
10 years to June, 97                  +10.99      +10.43      + 2.60       +6.12
--------------------------------------------------------------------------------
Since inception                       +11.05      +10.49      + 1.52       +6.14
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. Class A inception was on 6th May, 1987 and Class D on 18th October, 1995. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
           GAM Pacific Basin Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

                     [GRAPH FROM PRINTED PIECE IS OMITTED].

--GAM PACIFIC BASIN CLASS A
--GAM PACIFIC BASIN CLASS A
  (AFTER MAXIMUM SALES LOAD OF 5%)
--MSCI PACIFIC INDEX
--AVERAGE 1 MONTH DEPOSIT RATE

NOTE: The graphs compare the performance results of a hypothetical $10,000 investment in either Class and a comparable index. The performances of Class A and Class D are also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

------------------
Sources used are the net asset value of the Fund computed daily and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalisation of these companies represents

THE FACTS- CLASS D SHARES

                                                     GAM
                                           Pacific Basin
                                                  (after                 Average
                                         GAM     maximum        MSCI     1 Month
                               Pacific Basin  sales load     Pacific     Deposit
                                     Class D    of 3.5%)       Index        Rate

30th June, 97                       US$16.69                2,280.36
--------------------------------------------------------------------------------
                                           %           %           %           %
--------------------------------------------------------------------------------
Quarter to June, 97                   +13.23      + 9.27      +19.06      + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                        + 9.80      + 5.96      + 7.29      + 2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97                    + 4.49      + 0.83      - 4.34      + 5.49
--------------------------------------------------------------------------------
Since inception                       + 6.27      + 4.07      + 3.54      + 5.48
--------------------------------------------------------------------------------

                     [GRAPH FROM PRINTED PIECE IS OMITTED].

--GAM PACIFIC BASIN CLASS D
--GAM PACIFIC BASIN CLASS D
  (AFTER MAXIMUM SALES LOAD OF 3.5%)
--MSCI PACIFIC INDEX
--AVERAGE 1 MONTH DEPOSIT RATE

--------------------------------------------------------------------------------
          GAM Pacific Basin Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN- CLASS A


        [The following table represents a bar graph in the printed piece]


                                                    GAM                   MSCI
                              GAM          Pacific Basin                Pacific
                    Pacific Basin     (after sales load)                  Index
Period                          %                      %                      %
--------------------------------------------------------------------------------
One Year                     5.13                  (0.12)                 (4.34)
Five Years                   7.41                   2.04                  13.03
Ten Years                    4.56                  (0.72)                  2.99
Since Inception             (0.39)                 (5.37)                 (8.4O)


ANNUAL PERFORMANCE- CLASS A

[Graph from printed piece is omitted]

                                                   GAM                   MSCI
                              GAM          Pacific Basin                Pacific
                    Pacific Basin     (after sales load)                  Index
Period                          %                      %                      %
--------------------------------------------------------------------------------

1993                        51.51                  43.93                  35.97
1994                         7.41                   2.04                  13.03
1995                         4.56                  (0.72)                  2.99
1996                        (0.39)                 (5.37)                 (8.4O)

1997*                        9.96                   4.46                   7.29
*6 months


THE COMMENT

    The Tankan survey which is an indicator for Japanese business confidence is showing a modest recovery for the economy but the improvement is still patchy. This suggests that an increase in domestic interest rates is likely to be deferred until the autumn when the impact of the recent rise in the yen against the dollar can more accurately be assessed. The real estate market has started to show signs of stabilising with prices for residential plots in Tokyo and Osaka remaining firm since the beginning of the year.

    We have continued to hold approximately a quarter of the Fund's assets in Hong Kong with an emphasis on blue chip property groups and utility companies such as SHK Properties, Cheung Kong, Swims, Hong Kong Telecom and Hong Kong Gas. The relative undervaluation of this market has been partially removed with the strong performance in the second quarter leading up to the handover of the Colony back to China. However, we remain confident that a selective stock-picking approach will generate further gains.

    Efforts to destabilise the Thai baht finally succeeded, with the Bank of Thailand moving to a controlled float. After initial heavy selling in the Thai stock market, shares staged a sharp recovery. Neighbouring markets were also affected, particularly the Philippines and Malaysia.

    In Indonesia, the ruling Golkar Party won the May general election and, after a reduction in interest rates, the economy looks set to continue its steady growth. Exposure to consumer stocks has been increased.

--------------------------------------------------------------------------------
         GAM Pacific Basin Fund -- Statement of Investments (UNAUDITED)
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1997

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------

   EQUITIES

                 AUSTRALIA
     96,500      Broken Hill Proprietary                  1,419,577      2.30
    491,000      Colonial                                 1,253,066      2.03
    211,000      MIM Holdings                               312,258      0.51
    350,000      Novus Petroleum                          1,202,417      1.95
     93,475      Rio Tinto                                1,593,658      2.58
    121,875      WMC                                        768,381      1.24
                                                         ----------    ------
                                                          6,549,357     10.61
                                                         ----------    ------
                 HONG KONG
    684,000      Amoy Properties                            750,455      1.21
    153,000      Cheung Kong (Holdings)                   1,510,784      2.45
  1,034,800      Hong Kong & China Gas                    2,070,321      3.35
    782,600      Hong Kong Telecommunications             1,868,793      3.02
     39,200      HSBC Holdings (HKD)                      1,178,940      1.91
   *526,500      Kerry Properties                         1,277,632      2.07
    144,000      Sun Hung Kai Properties                  1,728,602      2.80
    198,000      Swire Pacific A                          1,789,010      2.90
    383,352      Wharf (Holdings)                         1,662,596      2.69
                                                         ----------    ------
                                                         13,837,133     22.40
                                                         ----------    ------
                 INDONESIA
    493,400      Bank Bali (FR)                           1,318,709      2.13
    753,000      Hero Supermarket (FR)                      727,611      1.18
    965,000      Mayorah Indah (FR)                         545,590      0.88
    231,000      Modern Photo Film (FR)                     816,859      1.32
    309,000      Mustika Ratu (FR)                          330,345      0.53
                                                         ----------    ------
                                                          3,739,114      6.04
                                                         ----------    ------
                 JAPAN
     59,000      Canon                                    1,606,143      2.60
     17,000      Canon Sales                                396,039      0.64
        177      DDI                                      1,306,535      2.11
     15,000      Japan Associated Finance                 1,177,908      1.91
     99,000      JGC Corp                                   682,401      1.10
     44,000      Joshin Denki                               453,014      0.73
     47,000      Keisei Electric Railway                    283,780      0.46
     47,000      Mitsubishi Corp                            586,423      0.95
     91,000      Mitsubishi Estate                        1,318,035      2.13
     17,000      Murata Manufacturing                       676,381      1.09
    126,000      Nagoya Railroad                            518,908      0.84
    215,000      Nissan Fire & Marine Insurance           1,181,834      1.91
     37,200      ORIX                                     2,755,676      4.46
     21,000      Secom                                    1,540,965      2.49
     81,000      Sekisui Chemical                           819,824      1.33
     20,000      Sony                                     1,743,303      2.82
     97,000      Sumitomo Marine & Fire Insurance           795,567      1.29
     56,000      Suzuki Motor                               708,490      1.15
      8,000      Tachihi Enterprise                         251,287      0.41
     23,100      Xebio                                      568,380      0.92
                                                         ----------    ------
                                                         19,370,893     31.34
                                                         ----------    ------
                 KOREA
     44,000      Hyundai Motor GDR                          452,100      0.73
     43,560      Samsung Electronics GDS
                   (Non Voting)                           1,176,120      1.90
      2,200      Samsung Electronics GDS (Voting)           127,600      0.21
     41,508      Shinhan Bank                               606,727      0.98
                                                         ----------    ------
                                                          2,362,547      3.82
                                                         ----------    ------
                 MALAYSIA
    150,500      Genting                                    721,494      1.17
                                                         ----------    ------
                                                            721,494      1.17
                                                         ----------    ------
                 PHILIPPINES
    682,500      Ayala Land B                               627,488      1.02
    185,400      Bank of Phillipine Islands               1,180,892      1.91
     33,600      Philippine Long Distance
                   Telephone                             1,089, 172      1.76
                                                         ----------    ------
                                                          2,897,552      4.69
                                                         ----------    ------
                 SINGAPORE
     95,750      Development Bank of
                   Singapore (FR)                         1,205,498      1.95
     83,000      Keppel                                     368,644      0.60
     20,000      Keppel - A                                  86,731      0.14
    768,000      Kim Eng Holdings                           644,611      1.04
    186,718      Overseas Chinese Banking
                   Corp (FR)                              1,932,871      3.13
                                                         ----------    ------
                                                          4,238,355      6.86
                                                         ----------    ------
                 THAILAND
    400,000      Krung Thai Bank (FR)                       416,908      0.67
     23,000      Land & House (FR)                           47,944      0.08
    181,750      Post Publishing (FR)                       245,561      0.40
    217,000      Siam Commercial Bank (OR)                  887,937      1.44
    171,610      Thai Farmers Bank (FR)                     728,705      1.18
    249,700      Thai Glass Industries (FR)                 674,735      1.10
    342,300      Thai Military Bank (FR)                    383,196      0.62
                                                         ----------    ------
                                                          3,384,986      5.49
                                                         ----------    ------
TOTAL EQUITIES (COST $55,989,752)                        57,101,431     92.42
                                                         ----------    ------

--------------------------------------------------------------------------------
         GAM Pacific Basin Fund -- Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------

EQUITY WARRANTS
                 INDONESIA
     *2,800      Bank Bali (FR) Wts 2000                      3,569      0.01
                                                         ----------    ------
                                                              3,569      0.01
                                                         ----------    ------
                 JAPAN
       *220      Kyocera Wts 1998                           442,750      0.71
       *190      Seino Transportation Wts 1997                4,750      0.01
       *490      Tobu Railway Wts 1998                       12,250      0.02
                                                         ----------    ------
                                                            459,750      0.74
                                                         ----------    ------
                 THAILAND
    *17,763      Thai Farmers Bank Wts 2002 (FR)              7,714      0.01
                                                         ----------    ------
                                                              7,714      0.01
                                                         ----------    ------
TOTAL EQUITY WARRANTS (COST $736,994)                       471,033      0.76
                                                         ----------    ------
TOTAL INVESTMENTS (COST $56,726,746**)                   57,572,464     93.18
NET CURRENT ASSETS                                        4,213,175      6.82
                                                         ----------    ------
TOTAL NET ASSETS                                         61,785,639    100.00
                                                         ==========    ======

*  Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of terms:
  GDR -- Global Depository Receipt
  GDS -- Global Depository Shares
  FR -- Foreign Registered

See notes to financial statements.

GEOGRAPHIC ANALYSIS
AS AT 30TH JUNE, 1997

        [The following table represents a pie chart in the printed piece.]

Hong Kong ...................  22.40%
Australia ...................  10.61%
Singapore ...................   6.86%
Indonesia ...................   6.05%
Thailand ....................   5.50%
Philippines .................   4.69%
Korea .......................   3.82%
Malaysia ....................   1.17%
Net Current
Assets ......................   6.82%
Japan .......................  32.80%

--------------------------------------------------------------------------------
                             GAM Japan Capital Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------

     [PHOTO]


Paul S. Kirkby, Investment Director, is responsible for investments in the Japanese market. Prior to joining GAM in 1985, as a Senior Fund Manager In Hong Kong, he was an investment analyst with New Japan Securities Co. Ltd In Tokyo. He commenced management of GAM Japan Capital Fund on 1st July, 1994. Mr. Kirkby also manages the offshore Fund Gam Japan Inc. He is now based in London having lived in Hong Kong for seven years.

     The Fund's investment objective is long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                                     GAM
                                           Japan Capital
                                                 Class A
                                                  (after                 Average
                                         GAM     maximum        MSCI     1 Month
                               Japan Capital  sales load     Pacific     Deposit
                                     Class A      of 5%)       Index        Rate

30th June, 97                       US$11.05                1,553.81
--------------------------------------------------------------------------------
                                           %           %           %           %
--------------------------------------------------------------------------------
Quarter to June, 97                   +20.11      +14.10      +22.66      + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                        +17.68      +11.79      + 7.58       +2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97                    + 7.78      + 2.39      -12.35      + 5.49
--------------------------------------------------------------------------------
Since inception                       + 6.49       + 4.68      - 6.21     + 5.55
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. The Fund's inception was on 1st July, 1994. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
          GAM Japan Capital Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

               [The graph from the printed piece is omitted]

--GAM JAPAN CAPITAL
--GAM JAPAN CAPITAL
  (AFTER MAXIMUM SALES LOAD OF 5%)
--TOKYO STOCK EXCHANGE INDEX
--AVERAGE 1 MONTH DEPOSIT RATE

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in the Fund and a comparable index. The performances of the Fund is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

------------------
Sources used are net asset value of the Fund computed daily and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalisation-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalisation of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index is calculated on a total return basis with dividends reinvested.


THE COMMENT

     The stock market recovered well during the quarter following the weakness of the previous period, helped by a growing awareness that the real estate market was stabilising and that the major banks were finally making progress in the restructuring of their balance sheets - a view shared by the manager. Despite the recovery of the yen, the manufacturing exporters, some of which are held in GAM Japan Capital, continued to do well as did many of the Fund's holdings of financial stocks. Although the focus of the market continued to be relatively narrow, some broadening of interest was seen. GAM Japan Capital benefited from the rally although, as the Fund continued to hedge much of its exposure to the yen back into the base currency, much of the gain from the recovery of the yen was missed, relative performance was thus held back.

     Despite the good gains of the last quarter the only real change in underlying conditions is the further stabilisation of the real estate market mentioned above. The stock market as a whole continues to trade at uncompelling valuations -- stock-picking remains the name of the game as it has done over the last few years. The economy itself, after two good years, is set to slow this fiscal year while the recovery seen in the manufacturing sector has, according to the latest Bank of Japan "Tankan" quarterly trends survey, still not spread convincingly to the larger services sector of the economy. Monetary policy is thus likely to remain relatively easy and the yen to have a downward bias. The Fund's exposure to the yen remains at under one-third of total assets.

--------------------------------------------------------------------------------
          GAM Japan Capital Fund - Statement of Investments (continued)
--------------------------------------------------------------------------------
AS AT 30TH JUNE, 1997


                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------
CONVERTIBLES


                 FINANCIAL SERVICES
      7,500      Toyo Trust & Bank Finance
                    CV 0.75% 2049-09-29                      76,073      0.25
                                                         ----------    ------
TOTAL CONVERTIBLES (COST $64,545)                            76,073      0.25
                                                         ----------    ------

EQUITIES
                 APPLIANCES & HOUSEHOLD DURABLES
      7,900      Rinnai                                     169,566      0.56
     13,000      Sony                                     1,133,147      3.74
                                                         ----------    ------
                                                          1,302,713      4.30
                                                         ----------    ------
                 AUTOMOBILES
     79,000      Mazda Motor                                275,718      0.91
     35,000      Suzuki Motor                               442,806      1.46
                                                         ----------    ------
                                                            718,524      2.37
                                                         ----------    ------
                 BANKING
     24,000      Bank of Kyoto                              157,473      0.52
     28,000      Long-Term Credit Bank of Japan             120,932      0.40
     20,000      Tochigi Bank                               183,230      0.60
                                                         ----------    ------
                                                            451,535      1,52
                                                         ----------    ------
                 BROADCASTING & PUBLISHING
      8,000      Broadcasting System of Niigam               83,762      0.28
                                                         ----------    ------
                                                             83,762      0.28
                                                         ----------    ------
                 BUILDING MATERIALS & COMPONENTS
     20,909      Almetax Manufacturing                      153,246      0.51
      2,000      Okabe                                       15,705      0.05
                                                         ----------    ------
                                                            168,951      0.56
                                                         ----------    ------
                 BUSINESS & PUBLIC SERVICES
        400      NIC                                          5,061      0.02
         40      Nihon Jumbo                                    970      0.00
     12,000      Seem                                       880,551      2.90
     12,260      Weseo                                      125,157      0.41
                                                         ----------    ------
                                                          1,011,739      3.33
                                                         ----------    ------
                 CHEMICALS
     40,000      Shin-Etsu Chemical                       1,060,989      3.50
                                                         ----------    ------
                                                          1,060,989      3.50
                                                         ----------    ------
                 CONSTRUCTION & HOUSING
     19,000      Ataka Construction & Engineering           123,506      0.41
     23,000      JGC Corp                                   158,538      0.52
                                                         ----------    ------
                                                            282,044      0.93
                                                         ----------    ------
                 DATA PROCESSING & REPRODUCTION
     37,000      Canon                                    1,007,242      3.32
      5,500      I-O Data Device                            182,358      0.60
      3,260      Nidec Corp.                                159,288      0.53
                                                         ----------    ------
                                                          1,348,888      4.45
                                                         ----------    ------
                 ELECTRICAL & ELECTRONICS
        600      Fuji Soft ABC                               26,176      0.09
      7,000      Murata Manufacturing                       278,510      0.92
     41,000      NEC                                        572,376      1.89
     27,080      Nippon Denwa Shisetsu                      232,499      0.77
     19,000      Oreton                                     402,844      1.33
      8,360      Satori Electric                            262,595      0.87
                                                         ----------    ------
                                                          1,775,000      5.87
                                                         ----------    ------
                 ELECTRONIC COMP. & INSTRUMENTS
      9,000      Mimasu Semiconductor Industry              201,815      0.67
     18,000      Mitsumi Electric                           428,758      1.41
      7,000      Rohm                                       720,705      2.37
      4,800      Tokyo Electron                             229,509      0.76
     26,000      Yamatake - Honeywell                       494,547      1.63
                                                         ----------    ------
                                                          2,075,334      6.84
                                                         ----------    ------
                 FINANCIAL SERVICES
      9,000      Japan Associated Finance                   706,745      2.33
      6,600      Nichiei (8577)                             765,902      2.52
     23,100      ORIX                                     1,711,186      5.65
      2,600      Shohkoh Fund                               787,191      2.59
                                                         ----------    ------
                                                          3,971,024     13.09
                                                         ----------    ------
                 HEALTH & PERSONAL CARE
     35,750      Eisai                                      676,882      2.24
      7,000      Ono Pharmaceutical                         246,750      0.81
      7,242      Santen Pharmaceutical                      145,965      0.48
     11,000      Sawai Pharmaceutical                        94,058      0.31
     14,700      Towa Pharmaceutical                        192,392      0.63
                                                         ----------    ------
                                                          1,356,047      4.47
                                                         ----------    ------
                 INDUSTRIAL COMPONENTS
     81,000      Minebea                                    862,228      2.84
                                                         ----------    ------
                                                            862,228      2.84
                                                         ----------    ------

--------------------------------------------------------------------------------
         GAM Japan Capital Fund -- Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------

                 INSURANCE
     50,000      Dai Tokyo Fire & Marine Insurance          289,678      0.95
     24,000      Dowa Fire & Marine Insurance               119,152      0.39
     84,450      Nissan Fire & Marine Insurance             464,213      1.54
     74,000      Sumitomo Marine & Fire Insurance           606,928      2.00
                                                         ----------    ------
                                                          1,479,971      4.88
                                                         ----------    ------
                 LEISURE & TOURISM
      4,700      Royal                                       98,831      0.33
     14,000      Shochiku                                   131,926      0.43
                                                         ----------    ------
                                                            230,757      0.76
                                                         ----------    ------
                 MACHINERY & ENGINEERING
     *7,000      Chiyoda Corp.                               33,653      0.11
      7,000      Higashi Nihon House                         75,124      0.25
      1,100      Japan Engineering Consultants                5,183      0.02
     10,000      Sansei Yusoki                               84,548      0.28
                                                         ----------    ------
                                                            198,508      0.66
                                                         ----------    ------
                 MERCHANDISING
     15,400      Areway Japan                               521,351      1.72
     10,500      Aoyama Trading                             337,143      1.11
     16,040      Circle K Japan                             920,890      3.02
      3,800      Daimon                                      25,828      0.09
     22,800      Deo Deo Corp.                              445,616      1.47
        400      Ishiguro Homa                                5,689      0.02
      7,000      Ito-Yokada                                 406,160      1.34
     12,000      Joshin Denki                               123,549      0.41
     40,000      Juel Verite Ohkubo                         247,797      0.82
      6,000      Jusco                                      202,600      0.67
     16,800      Matsumotokiyoshi                           712,399      2.35
      7,260      Paris Mikki                                213,474      0.70
     13,600      Shimachu                                   408,202      1.35
     12,600      Xebio                                      310,025      1.02
                                                         ----------    ------
                                                          4,880,723     16.09
                                                         ----------    ------
                 METALS - STEEL
     82,000      Nisshin Steel                              214,641      0.71
     22,900      Tokyo Steel                                255,754      0.84
                                                         ----------    ------
                                                            470,395      1.55
                                                         ----------    ------
                 REAL ESTATE
     13,000      Mitsubishi Estate                          188,290      0.62
     32,000      Mitsui Real Estate                         441,147      1.46
      8,000      Sankei Building                             58,843      0.19
      2,000      Tachihi Enterprise                          62,822      0.21
     20,000      TOC                                        237,327      0.78
                                                         ----------    ------
                                                            988,429      3.26
                                                         ----------    ------
                 RECREATION, OTHER CONSUMER GOODS
      7,000      Fuji Photo Film                            281,564      0.93
                                                         ----------    ------
                                                            281,564      0.93
                                                         ----------    ------
                 TELECOMMUNICATIONS
         61      DDI                                        450,275      1.48
                                                         ----------    ------
                                                            450,275      1.48
                                                         ----------    ------
                 TRANSPORTATION - ROAD & RAIL
     61,000      Keisei Electric Railway                    368,310      1.20
        163      West Japan Railway                         638,574      2.10
                                                         ----------    ------
                                                          1,006,884      3.30
                                                         ----------    ------
                 UTILITIES - ELECTRIC & GAS
      2,930      Okinawa Electric Power                      58,288      0.19
                                                         ----------    ------
                                                             58,288      0.19
                                                         ----------    ------

                 WHOLESALE & INTERNATIONAL TRADE
     23,040      Nakayamafuku                               130,870      0.43
        780      Softbank                                    49,886      0.16
                                                         ----------    ------
                                                            180,756      0.59
                                                         ----------    ------
TOTAL EQUITIES (COST $24,683,952)                        26,705,428     88.04
                                                         ----------    ------

EQUITY WARRANTS
                 ELECTRONIC COMP. & INSTRUMENTS
        *90      Kyocera Wts 1998                           181,125      0.60
                                                         ----------    ------
                                                            181,125      0.60
                                                         ----------    ------
                 TRANSPORTATION - ROAD & RAIL
        *30      Seino Transportation Wts 1997                  750      0.00
       *170      Tobu Railway Wts 1998                        4,250      0.01
                                                         ----------    ------
                                                              5,000      0.01
                                                         ----------    ------

TOTAL EQUITY WARRANTS (COST $213,375)                       186,125      0.61
                                                         ----------    ------

PREFERRED SHARES

                 FINANCIAL SERVICES
 30,000,000      Sakura Finance Bermuda
                   0.75 CV Pfd 2001                         264,048      0.87
                                                         ----------    ------

TOTAL PREFERRED SHARES (COST $272,047)                      264,048      0.87
                                                         ----------    ------
TOTAL INVESTMENTS (COST $25,233,919**)                   27,231,674     89.77
NET CURRENT ASSETS                                        3,104,606     10.23
                                                         ----------    ------
TOTAL NET ASSETS                                         30,336,280    100.00
                                                         ==========    ======

*  Non-income producing security.
** Cost for federal income tax purposes is identical.

See notes to financial statements.

--------------------------------------------------------------------------------
                             GAM North America Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------
Fayez Sarofim founded Fayez Sarofim & Co in 1958 and is the President and Chairman of the Board. He is also a director of Teledyne Inc., Argonaut Group, Unitrin, Inc., Mesa Ins., Imperial Holly Corp. and EXOR Group. From 1951 to 1958 Mr. Sarofim worked for Anderson, Clayton & Co. where his last assignment was as assistant to the president. He commenced management of GAM North America Fund on 29th June, 1990. Mr. Sarofim also manages the offshore fund GAM U.S. Inc.


     The Fund's investment objective is long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                                     GAM
                                           North America
                                                  (after                 Average
                                                 maximum         S&P     1 Month
                                         GAM  sales load        Comp     Deposit
                               North America      of 5%)       Index        Rate

30th June, 97                       US$16.49                  885.14
--------------------------------------------------------------------------------
                                           %           %           %           %
--------------------------------------------------------------------------------
Quarter to June, 97                   +17.70      +11.82      +17.46       +1.39
--------------------------------------------------------------------------------
Jan-June, 1997                        +21.61      +15.53      +20.62       +2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97                    +35.47      +28.69      +34.69       +5.49
--------------------------------------------------------------------------------
5 years to June, 97                   +16.10      +14.91      +19.78       +4.67
--------------------------------------------------------------------------------
Since inception                       +14.30      +13.52      +16.27      +5.342
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. The Fund's inception was on 1st July, 1994. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
          GAM North America Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[The graph in the printed piece is omitted]

-- GAM NORTH AMERICA
-- GAM NORTH AMERICA
   (AFTER MAXIMUM SALES LOAD OF 5%)
-- STANDARD & POOR'S COMPOSITE INDEX
-- AVERAGE 1 MONTH DEPOSIT RATE



NOTE: The graph compares the performance results of a hypothetical $10,000 investment in the Fund and a comparable index. The performance of the Fund is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.




----------
Sources used are the net asset value which is computed daily and Datastream.

AVERAGE ANNUAL TOTAL RETURN


 [The following table represents a bar graph in the printed piece]


                                            GAM   STANDARD &
                                  NORTH AMERICA       POOR'S
                         GAM     (AFTER MAXIMUM    COMPOSITE
               NORTH AMERICA  SALES LOAD OF 5%)        INDEX
PERIOD                    %               %             %
------------------------------------------------------------
One Year              35.47           28.89         34.69
Three Years           29.34           27.15         28.86
Five Years            16.10           14.91         19.78
Since Inception       14.30           13.52         16.27



ANNUAL PERFORMANCE

[The graph in the printed piece is omitted]



                                            GAM  STANDARD &
                                  NORTH AMERICA      POOR'S
                         GAM     (AFTER MAXIMUM   COMPOSITE
               NORTH AMERICA  SALES LOAD OF 5%)       INDEX
YEAR                      %               %             %
------------------------------------------------------------
1993                  (2.09)          (6.98)        10.08
1994                   2.97           (2.18)         1.27
1995                  30.90           24.35         37.60
1996                  24.10           17.89         22.95
1997*                 21.61           15.53         20.62


*6 months

--------------------------------------------------------------------------------
         GAM North America Fund -- Statement of Investments (unaudited)
--------------------------------------------------------------------------------

THE COMMENT

     The US economy is benefiting from the convergence of extremely positive fundamentals - stable, but not robust growth and low unemployment, in an environment of low inflation and declining interest rates. Above consensus corporate profits have also contributed to the constructive backdrop for equity markets. We continue to expect the economy to maintain this successful transition into an extended slow growth cycle, from the more robust rate of the prior two quarters. We see second quarter GDP falling to 2.0%, or slightly below, with long-term interest rates declining toward 6.0% by year end, as inflation pressures remain in check. Falling commodity prices and softness in automobile and retail sales support our outlook for a weaker second half of the year as high debt levels mute consumer demand. However, we continue to expect the Federal Reserve to raise interest rates this summer to take out additional insurance on potential overheating of the economy. Corporate earnings from dominant, high quality companies, with expanding market share and new consumers, are positioned to reaiise above average levels, although we are in a period of price deflation. If interest rates continue their declining trend, as we expect, equity market valuations will not become unbalanced. However, we do not anticipate continued volatility and caution that a long-term perspective should be maintained.


AS AT 30TH JUNE, 1997

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------
  EQUITIES

                 AEROSPACE/MILITARY TECHNOLOGY
      2,108      Boeing                                     111,856      1.26
                                                         ----------     -----
                                                            111,856      1.26
                                                         ----------     -----
                 AUTOMOBILES
      5,000      Chrysler                                   164,062      1.86
      5,018      Ford Motor                                 189,430      2.14
                                                         ----------     -----
                                                            353,492      4.00
                                                         ----------     -----
                 BANKING
      2,200      Chase Manhattan                            213,537      2.41
      2,200      Citicorp                                   265,237      3.00
                                                         ----------     -----
                                                            478,774      5.41
                                                         ----------     -----
                 BEVERAGES & TOBACCO
      8,400      Coca-Cola                                  567,000      6.41
      5,800      PepsiCo                                    217,862      2.46
      8,400      Philip Morris                              372,750      4.22
                                                         ----------     -----
                                                          1,157,612     13.09
                                                         ----------     -----
                 BROADCASTING & PUBLISHING
     *1,500      McGraw-Hill                                 88,219      1.00
                                                         ----------     -----
                                                             88,219      1.00
                                                         ----------     -----
                 CHEMICALS
      3,000      DuPont de Nemours                          188,625      2.13
        700      International Flavors & Fragrances          35,350      0.40
                                                         ----------     -----
                                                            223,975      2.53
                                                         ----------     -----
                 DATA PROCESSING & REPRODUCTION
     *1,200      Compaq Computer                            119,100      1.35
      2,500      Hewlett-Packard                            140,000      1.58
                                                         ----------     -----
                                                            259,100      2.93
                                                         ----------     -----
                 ELECTRICAL & ELECTRONICS
      1,200      Emerson Electric                            66,075      0.75
      5,600      General Electric (USA)                     366,100      4.14
                                                         ----------     -----
                                                            432,175      4.89
                                                         ----------     -----

                 ELECTRONIC COMP. & INSTRUMENTS
      2,250      Intel                                      319,078      3.61
                                                         ----------     -----
                                                            319,078      3.61
                                                         ----------     -----

--------------------------------------------------------------------------------
         GAM North America Fund -- Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------

                 ENERGY SOURCES
      2,400      British Petroleum ADR                      179,700      2.03
      2,200      Chevron                                    162,662      1.84
      3,000      Exxon                                      184,500      2.09
      2,000      Mobil                                      139,750      1.58
                                                         ----------     -----
                                                            666,612      7.54
                                                         ----------     -----
                 FINANCIAL SERVICES
     *2,000      Associates First Capital A                 111,000      1.26
      3,500      Fannie Mae                                 152,688      1.73
                                                         ----------     -----
                                                            263,688      2.99
                                                         ----------     -----
                 FOOD & HOUSEHOLD PRODUCTS
      1,100      Kellogg                                     94,188      1.07
      1,900      Proctor & Gamble                           268,375      3.03
                                                         ----------     -----
                                                            362,563      4.10
                                                         ----------     -----
                 HEALTH & PERSONAL CARE
      2,500      Abbott Laboratories                        166,875      1.89
      2,200      American Home Products                     168,300      1.90
       *900      Estee Lauder A                              45,225      0.51
      2,700      Gillette                                   255,825      2.89
      4,200      Johnson & Johnson                          270,375      3.06
      3,500      Merck                                      362,250      4.10
      3,500      Ptizer                                     418,250      4.73
                                                         ----------     -----
                                                          1,687,100     19.08
                                                         ----------     -----
                 INDUSTRIAL COMPONENTS
      1,300      Rockwell International                      76,700      0.87
                                                         ----------     -----
                                                             76,700      0.87
                                                         ----------     -----
                 INSURANCE
      2,300      American General                           109,825      1.24
                                                         ----------     -----
                                                            109,825      1.24
                                                         ----------     -----
                 LEISURE & TOURISM
      2,500      McDonald's Corp.                           120,781      1.37
                                                         ----------     -----
                                                            120,781      1.37
                                                         ----------     -----
                 MERCHANDISING
      2,000      Wal-Mart Stores                             67,625      0.76
      2,500      Walgreen                                   134,063      1.52
                                                         ----------     -----
                                                            201,688      2.28
                                                         ----------     -----
                 MULTI-INDUSTRY
      1,500      Allied Signal                              126,000      1.42
         *6      Berkshire Hathaway                         283,200      3.20
      1,500      Minnesota Mining & Manufacturing           153,000      1.73
                                                         ----------     -----
                                                            562,200      6.35
                                                         ----------     -----
                 RECREATION, OTHER CONSUMER GOODS
      1,200      Eastman Kodak                               92,100      1.04
      2,500      Nike B                                     145,938      1.65
                                                         ----------     -----
                                                            238,038      2.69
                                                         ----------     -----
                 TELECOMMUUICATIONS
      2,000      BellSouth                                   92,750      1.05
     *2,082      SBC Communications                         128,824      1.46
                                                         ----------     -----
                                                            221,574      2.51
                                                         ----------     -----
                 TRANSPORTATION - ROAD & RAIL
      1,200      Norfolk Southern                           120,900      1.36
                                                         ----------     -----
                                                            120,900      1.36
                                                         ----------     -----
TOTAL EQUITIES (COST $4,893,207)                          8,055,950     91.10
                                                         ----------     -----
PREFERRED SHARES
                 BROADCASTING & PUBLISHING
      3,000      News Corp Pfd ADR                           46,875      0.53
                                                         ----------     -----
TOTAL PREFERRED SHARES (COST $60,555)                        46,875      0.53
                                                         ----------     -----
TOTAL INVESTMENTS (COST $4,953,762**)                     8,102,825     91.63
NET CURRENT ASSETS                                          740,341      8.37
                                                         ----------    ------
         TOTAL NET ASSETS                                 8,843,166    100.00
                                                         ==========    ======
*    Non-income producing security.
**   Cost for federal income tax purposes is identical.

Glossary of Terms:
     ADR - American Depository Receipt.

See notes to financial statements.

--------------------------------------------------------------------------------
                             GAM Asia Capital Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------

[PHOTO]

Adrian L. Cantwell, Investment Director, is responsible for Asia ex Japan portfolios. Prior to joining GAM in 1990, he was a Director of Gartmore Limited, Hong Kong, responsible for South East Asian investment. He commenced management of GAM Asian Capital Fund on 12th May, 1995. Mr. Cantwell also manages the offshore funds GAM Asian Inc. and GAM Singapore/Malaysia Inc. Mr. Cantwell has lived in Hong Kong since 1985.

     The Fund's investment objective is long-term capital appreciation, generally through investment in equity securities issued by companies in Asia other than Japan. Countries in Asia include Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, Korea, China, Talwan, India, Myanmar, Pakistan, Bangladesh and Sri Lanka. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


Report to Shareholders
--------------------------------------------------------------------------------

THE FACTS

                                             GAM Asian
                                               Capital
                                                (after      MSCI AC      Average
                                       GAM     maximum     Far East      1 Month
                                     Asian  sales load   (ex Japan)      Deposit
                                   Capital      of 5%)        Index         Rate

30th June, 97                     US$9.86                    337.13
--------------------------------------------------------------------------------
                                        %            %            %            %
--------------------------------------------------------------------------------
Quarter to June, 97                + 6.36       + 1.05       + 6.22       + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                     + 0.31       - 4.71       + 4.16       + 2.73
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 97                 - 1.87       - 6.77       + 3.54       + 5.49
--------------------------------------------------------------------------------
Since inception                    - 0.38       - 2.75       + 5.81       + 5.59
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. The Fund's inception was on 12th May, 1995. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
          GAM Asian Capital Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[The graph in the printed piece is omitted]

-- GAM ASIAN CAPITAL
-- GAM ASIAN CAPITAL
   (AFTER MAXIMUM SALES LOAD OF 5%)
-- STANDARD & POOR'S COMPOSITE INDEX
-- AVERAGE 1 MONTH DEPOSIT RATE

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in the Fund and a comparable index. The performance of the Fund is also shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


------------------
Sources used are net asset value of the Fund computed daily and Datastream.

The MSCI AC Far East (ex Japan) Index is an arithmetical average weighted by market value of the performance of some 400 securities listed on the stock exchanges of Hong Kong, Indonesia, Korea, Malaysia, Philipines, Singapore, Taiwan and Thailand. The combined market capitalisation of these companies represents approximately 60% of the aggregated market value of the stock exchanges of the above eight countries. The percentage change in the value of the index includes dividends reinvested.


THE COMMENT

     During the second quarter financial markets around the region were affected by volatility in the currency markets. Efforts to destabilise the Thai baht finally succeeded, with the Bank of Thailand moving to a controlled float. After initial heavy selling in the Thai stock market shares staged a sharp recovery. Neighbouring markets were also affected, particularly the Philippines and Malaysia. Conversely, the sudden rise by the Japanese yen since the end of April had a positive impact on South Korea and Taiwan, where investors felt that the export sectors would benefit from increased competitiveness. Both markets also benefited from falling interest rates.

     In Indonesia, the ruling Golkar Party won the May general election and aRer a reduction in interest rates, the economy looks set to continue its steady growth. The exposure to consumer stocks in Indonesia has been increased, whilst the last two Thai holdings have been sold. As they outperformed by 40% and 70%, respectively, in a falling market, it is likely that other companies will bring outperformance when the market turns up.

     We remain confident with the current investment strategy, which is focused on Hong Kong, the best performing market in the quarter with a return of approximately 20 %. It is now widely accepted that China's resumption of sovereignty is a positive event, even though there are concerns over the severity of impending anti-speculation measures which may affect the residential property market. No doubt the next big strategic move will be to reduce the Hong Kong weighting at some stage, but with solid earnings growth projected for this year and next, we are probably still a few quarters away from the high for this cycle.

--------------------------------------------------------------------------------
         GAM Asian Capital Fund -- Statement of Investments (unaudited)
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1997

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------
 EQUITIES
                 HONG KONG
     10,400      Bank of East Asia                           43,360      2.33
     92,000      CDL Hotels                                  37,407      2.01
      9,000      Cheung Kong (Holdings)                      88,870      4.78
     99,000      China Hong Kong Photo                       28,752      1.55
     16,000      Dah Sing Financial                          88,392      4.75
     12,000      Dickson Concepts International              43,989      2.37
     20,000      First Pacific Company                       25,557      1.37
     66,300      HKR International                           91,997      4.95
     30,600      Hong Kong & China Gas                       61,221      3.29
     21,000      Hong Kong & Shanghai Hotel                  33,476      1.80
     11,000      Hong Kong Electric                          44,299      2.38
      1,600      HSBC Holdings (HKD)                         48,120      2.59
    106,000      JCG Holdings                                86,198      4.64
     29,500      Kerry Properties                            71,586      3.85
     85,000      Li & Fung                                   95,453      5.13
     30,000      National Mutual Asia                        33,302      1.79
      6,000      New World Development                       36,013      1.94
      6,000      Sun Hung Kai Properties                     72,025      3.88
      8,000      Swire Pacific A                             72,283      3.89
     70,000      Tai Cheung Holdings                         55,568      2.99
     13,000      Wharf(Holdings)                             56,381      3.03
     34,000      Wheelock                                    83,603      4.50
                                                          ---------     -----
                                                          1,297,852     69.81
                                                          ---------     -----

                 INDONESIA
     14,850      Bank Bali (FR)                              39,690      2.13
     21,000      Citra Marga Nusaphala Persada (FR)          12,305      0.66
      6,000      Gudang Garam (FR)                           25,164      1.36
    *13,000      Hanjaya Mandala Sampoerna                   49,579      2.67
      2,000      Indofood Sukses Makmur (FR)                  4,605      0.25
     67,000      Mayorah Indah (FR)                          37,880      2.04
      6,800      Tri Polyta Indonesia ADR                    39,100      2.10
                                                          ---------     -----
                                                            208,323     11.21
                                                          ---------     -----
                 MALAYSIA
    *16,000      Persuahaan Otomobil Nasional                74,802      4.02
                                                          ---------     -----
                                                             74,802      4.02
                                                          ---------     -----
                 NEW ZEALAND
     14,000      Fernz                                       47,547      2.55
                                                          ---------     -----
                                                             47,547      2.55
                                                          ---------     -----
                 PHILIPPINES
     30,000      Ayala Land B                                27,582      1.48
                                                          ---------     -----
                                                             27,582      1.48
                                                          ---------     -----
                 SINGAPORE
     11,000      DBS Land                                    34,777      1.87
      1,600      Development Bank of Singapore (FR)          20,144      1.09
     84,000      Osprey Maritime                            109,869      5.91
     10,000      Wing Tai Holdings                           28,817      1.55
                                                          ---------     -----
                                                            193,607     10.42
                                                          ---------     -----
TOTAL EQUITIES (COST $1,714,481)                          1,849,713     99.49
                                                          ---------     -----
EQUITY RIGHTS
                INDONESIA
    *21,000     Citra Marga Nusaphala
                 Persada Rts (FR) 1997-08-12                  7,987      0.43
                                                          ---------     -----
                                                              7,987      0.43
                                                          ---------     -----
               SINGAPORE
    *22,680    Osprey Maritime 1997-07-18                         -      0.00
                                                          ---------     -----
                                                                  -      0.00
                                                          ---------     -----
TOTAL EQUITY RIGHTS (COST $6,356)                             7,987      0.43
                                                          ---------     -----
TOTAL INVESTMENTS (COST $1,730,837**)                     1,857,700     99.92
NET CURRENT ASSETS                                            1,500      0.08
                                                          ---------    ------
         TOTAL NET ASSETS                                 1,859,200    100.00
                                                          =========    ======
*  Non-income producing security.
** Cost for federal income tax purposes is identical.

ADR - American Depository Receipt
FR - Foreign Registered

See notes to financial statements.

Geographic Analysis
as at 30th June, 1997

The following data represents a pie chart which appears in the printed piece.

Hong Kong                 69.81%
Other Areas                1.48%
Indonesia                 11.64%
New Zealand                2.55%
Malaysia                   4.02%
Singapore                 10.42%
Net Current Assets         0.08%

--------------------------------------------------------------------------------
                              GAMerica Capital Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


               [PHOTO]


Gordon Grender, Director, has been associated with GAM since 1983 and is also adviser to GAMerica. He has been actively involved in fund management in North American stock markets since 1974. He commenced management of GAMerica Capital Fund on 12th May, 1995. Mr. Grender also manages GAMerica Inc., an offshore fund with similar investment objectives.

     The Fund's investment objective is long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


Report to Shareholders
--------------------------------------------------------------------------------

THE FACTS
                                              GAMerica
                                               Capital
                                                (after                   Average
                                               maximum        S & P      1 Month
                                 GAMerica   sales load         Comp      Deposit
                                  Capital       of 5%)        Index         Rate

30th June, 97                    US$12.29                    885.14
--------------------------------------------------------------------------------
                                        %            %            %           %
--------------------------------------------------------------------------------
Quarter to June, 97                +23.39       +17.22       +17.46       + 1.39
--------------------------------------------------------------------------------
Jan-June, 1997                     +13.59       + 7.91       +20.62       + 2.73
--------------------------------------------------------------------------------
Average annual total return:-
--------------------------------------------------------------------------------
1 year to June, 97                 + 7.23       + 1.87       +34.69       + 5.49
--------------------------------------------------------------------------------
Since inception                    +15.58       +12.84       +30.49       + 5.59
--------------------------------------------------------------------------------

     Performances are calculated on a total return basis. The Fund's inception was on 12th May, 1995. Indications of past performance are not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
           GAMerica Capital Fund -- Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

               [Graph from printed piece is omitted.]

-- GAMERICA CAPITAL
-- GAMERICA CAPITAL
   (AFTER MINIMUM SALES LOAD OF 5%)
-- STANDARD & POOR'S COMPOSITE INDEX
-- AVERAGE 1 MONTH DEPOSIT RATE


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in the Fund and a. comparable index. The performance of the Fund is also shown after adjusmaent to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

THE COMMENT

     The US stock market measured by the major indices continued to rise strongly through the second quarter and reached all time highs. The more broadly based indices having fallen in the first quarter performed strongly in the second quarter but are still significantly lagging the major indices in their year to date performance. Measured by the Standard & Poor's Composite Index the market rose by 13.06% during the quarter.

     While Gross Domestic Product Growth slowed in the second quarter, most evidence suggests this slowdown has ended. Third quarter growth is likely to reach a 3% rate up from 1.5% in the second quarter while inflation, both in the US and internationally, appears to be falling.

     The US economy has clearly become less volatile in recent years which in itself justifies a higher level of valuation of equity securities. Earnings growth for the second quarter is estimated to have been around 10% with analysts forecasting increases of 14-15% for the second half of the year. Stock prices of the major companies have increased by about 20% this year easily outpacing any expected or actual gains in earnings. Margin expansion accounts for much of the gains in earnings. We have commented before about the improvement in manufacturing technologies brought about by the fall in computing costs. In the longer term it is likely that margins will fiatten. If earnings revert to growing at a rate comparable to that of the economy the present overall level of market valuation is likely to prove to be high.

------------------
Sources used are the net asset value of the Fund which is computed daily and Datastream.

--------------------------------------------------------------------------------
         GAMerica Capital Fund -- Statement of Investments (unaudited)
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1997

                                                             MARKET         %
                                                              VALUE    OF NET
     HOLDINGS    DESCRIPTION                                    US$    ASSETS
--------------------------------------------------------------------------------
EQUITIES
                 BEVERAGES & TOBACCO
      2,000      Fortune Brands                              74,625      3.70
     *2,000      Gallaher Group ADR                          36,875      1.83
                                                          ---------     -----
                                                            111,500      5.53
                                                          ---------     -----
                 BUSINESS & PUBLIC SERVICES
    *13,000      Professional Staff ADR                     152,750      7.57
    *26,400      Titan                                      112,200      5.56
                                                          ---------     -----
                                                            264,950     13.13
                                                          ---------     -----
                 CONSTRUCTION & HOUSING
     *6,250      Palm Harbor Homes                          205,469     10.18
                                                          ---------     -----
                                                            205,469     10.18
                                                          ---------     -----
                 ELECTRICAL & ELECTRONICS
      2,500      AVX                                         67,500      3.35
                                                          ---------     -----
                                                             67,500      3.35
                                                          ---------     -----
                 ENERGY SOURCES
      3,000      Unocal                                     116,438      5.77
                                                          ---------     -----
                                                            116,438      5.77
                                                          ---------     -----
                 FOOD & HOUSEHOLD PRODUCTS
      3,150      Archcr-Danieis-Midland                      74,025      3.67
                                                          ---------     -----
                                                             74,025      3.67
                                                          ---------     -----
                 HEALTH & PERSONAL CARE
     *4,500      ClinTrials Research                         54,000      2.68
      8,000      Intimate Brands A                          168,000      8.32
     *5,000      Regency Health Services                     76,875      3.81
    *30,000      Unilab                                      33,750      1.67
                                                          ---------     -----
                                                            332,625     16.48
                                                          ---------     -----
                 INDUSTRIAL COMPONENTS
    *12,000      Foamex International                       157,500      7.80
                                                          ---------     -----
                                                            157,500      7.80
                                                          ---------     -----
                 INSURANCE
      3,320      American General                           158,530      7.85
                                                          ---------     -----
                                                            158,530      7.85
                                                          ---------     -----
                 MERCHANDISING
     *6,000      Best Buy                                    89,250      4.42
     10,000      Fred's A                                   150,000      7.43
    *12,500      Jumbosports                                 47,656      2.36
      2,000      Mercantile Stores                          125,875      6.24
     *5,000      Party City                                  83,750      4.15
                                                          ---------     -----
                                                            496,531     24.60
                                                          ---------     -----
                 TELECOMMUNICATIONS
     *6,000      World Corn                                 192,000      9.51
                                                          ---------     -----
                                                            192,000      9.51
                                                          ---------     -----

TOTAL EQUITIES (COST $1,730,616)                          2,177,068    107.87
                                                          ---------    ------
TOTAL INVESTMENTS (COST $1,730,616**)                     2,177,068    107.87
NET CURRENT LIABILITIES                                    (158,852)    (7.87)
                                                          ---------    ------
TOTAL NET ASSETS                                          2,018,216    100.00
                                                          =========    ======

*  Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of Terms:
     ADR - American Depository Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
                              GAM Funds, Inc. -- Portfolio Analysis
--------------------------------------------------------------------------------
                               AS AT 30TH JUNE, 1997 (UNAUDITED)

                                      --------------------------------------------------------------------------------------
                                                                           GAM        GAM       GAM        GAM
                                            GAM       GAM       GAM      Pacific     Japan     North      Asian     GAMerica
                                      International  Global    Europe     Basin     Capital   America    Capital     Capital
                                             %         %         %          %          %        %         %           %
                                      --------------------------------------------------------------------------------------
ANALYSIS, BY GEOGRAPHICAL AREA:
    Australia                               --         --         --      10.61        --       0.53        --           --
    Belgium                               1.68         --       1.49         --        --         --        --           --
    Denmark                               1.80         --       2.80         --        --         --        --           --
    Finland                                 --         --       5.26         --        --         --        --           --
    France                               13.31       6.76      17.25         --        --         --        --           --
    Germany                               5.62       0.72       4.07         --        --         --        --           --
    Hong Kong                            11.03       9.44         --      22.40        --         --     69.81           --
    Hungary                               0.51         --         --         --        --         --        --           --
    Indonesia                               --         --         --       6.05        --         --     11.64           --
    Italy                                   --         --       9.00         -         --         --        --           --
    Japan                                17.80       8.28         --      32.08     89.77         --        --           --
    Korea                                   --         --         --       3.82        --         --        --           --
    Malaysia                              1.20         --         --       1.17        --         --      4.02           --
    Netherlands                           8.84       5.68      11.80         --        --         --        --           --
    New Zealand                             --         --         --         --        --         --      2.55           --
    Norway                                  --         --       4.71         --        --         --        --           --
    Philippines                             --         --         --       4.69        --         --      1.48           --
    Singapore                             1.75       1.16         --       6.86        --         --     10.42           --
    Spain                                 3.14         --       2.51         --        --         --        --           --
    Sweden                                1.31       1.65      10.14         --        --         --        --           --
    Switzerland                           8.76       6.85       7.15         --        --         --        --           --
    Thailand                                --         --         --       5.50        --         --        --           --
    United Kingdom                       20.39       6.91      17.44         --        --       2.03        --         9.40
    United States                           --      48.59         --         --        --      89.07        --        98.47
                                        ------     ------     ------     ------     ------    ------    ------       ------
Total Investments                        97.14      96.04      93.62      93.18      89.77     91.63     99.92       107.87
Other/Net current assets/(liabilities)    2.86       3.96       6.38       6.82       1023      8.37      0.08        (7.87)
                                        ------     ------     ------     ------     ------    ------    ------       ------
Total Net Assets                        100.00     100.00     100.00     100.00     100.00    100.00    100.00       100.00
                                        ======     ======     ======     ======     ======    ======    ======       ======
ANALYSIS, BY SECTOR:
    Aerospace & Military Technology         --         --         --         --         --      1.26        --           --
    Appliances & Household Durables       2.62       2.60       2.45       4.93       4.30        --        --           --
    Automobiles                           4.38         --         --       1.88       2.37      4.00      4.02           --
    Banking                              23.55      13.23      15.23      15.94       1.52      5.41     12.89           --
    Beverages/Tobacco                     0.34       2.03         --         --         --     13.09      4.03         5.53
    Broadcasting & Publishing             1.73         --       4.98       0.40       0.28      1.53        --           --
    Building Materials & Components         --       1.18       0.52       1.33       0.56        --        --           --
    Business & Public Services            5.64       4.42         --       3.13       3.33        --      1.09        13.13
    Chemicals                               --         --       1.25         --       3.50      2.53      4.65           --
    Construction & Housing                  --       0.57       1.16       3.90       0.93        --      3.88        10.18
    Currency Options                      0.76       0.67         --         --         --        --        --           --
    Data Processing & Reproduction        3.43       4.31         --       2.60       4.45      2.93        --           --
    Electrical & Electronics                --         --       7.44       1.09       5.87      4.89        --         3.35
    Electronic Comp & Instruments         3.67       7.62         --       0.71       7.44      3.61        --           --
    Energy Sources                          --         --       9.67       4.25         --      7.54        --         5.77

--------------------------------------------------------------------------------
                 GAM Funds, Inc. -- Portfolio Analysis (CONTINUED)
--------------------------------------------------------------------------------
                        AS AT 30TH JUNE, 1997 (UNAUDITED)

                                      --------------------------------------------------------------------------------------
                                                                           GAM        GAM       GAM        GAM
                                            GAM       GAM       GAM      Pacific     Japan     North      Asian     GAMerica
                                      International  Global    Europe     Basin     Capital   America    Capital     Capital
                                             %         %         %          %          %        %         %           %
                                      --------------------------------------------------------------------------------------
ANALYSIS BY SECTOR, (CONTINUED):
    Financial Services                    3.62       13.97         --     9.44       14.21       2.99      4.64         --
    Fixed Interest                        0.37          --         --       --          --         --        --         --
    Fixed Interest Options                0.07        0.04         --       --          --         --        --         --
    Fixed Interest Warrants               0.07        0.05         --       --          --         --        --         --
    Food & Household Products             2.87          --       2.07     0.88          --       4.10      2.29       3.67
    Forest Products & Paper                 --        1.89       1.47       --          --         --        --         --
    Health & Personal Care               15.47       18.98      12.83       --        4.47      19.08        --      16.48
    Index Options                         2.19        1.89         --       --          --         --        --         --
    Industrial Components                 2.39        1.41       3.96       --        2.84       0.87        --       7.80
    Insurance                             6.25        6.53       1.94     3.20        4.88       1.24      1.79       7.85
    Leisure & Tourism                       --          --         --     1.17        0.76       1.37      3.81         --
    Machinery & Engineering               0.86          --       7.94       --        0.66         --        --         --
    Merchandising                         1.51        4.26       2.50     2.83       16.09       2.28      2.37      24.60
    Metals - Non-Ferrous                    --          --       1.30     4.33          --         --        --         --
    Metals - Steel                          --          --       2.25       --        1.55         --        --         --
    Misc. Materials & Commodities           --          --         --     1.10          --         --        --         --
    Multi-Industry                        4.66        2.03       3.20     6.09          --       6.35     16.48         --
    Real Estate                           2.76        2.88       1.23     9.61        3.26         --     19.72         --
    Recreation, Other Consumer Goods        --        1.36       1.31     1.85        0.93       2.69        --         --
    Telecommunications                    0.38        0.60       5.88     6.89        1.48       2.51        --       9.51
    Transportation - Road & Rail          3.35        1.37         --     1.33        3.31       1.36        --         --
    Transportation - Shipping               --          --         --       --          --         --      5.91         --
    Utilities - Electrical & Gas          4.20        2.15       1.81     3.35        0.19         --      5.67         --
    Wholesale & International Trade         --          --       1.23     0.95        0.59         --      6.68         --
                                        ------      ------     ------   ------      ------     ------    ------     ------
Total Investments                        97.14       96.04      93.62    93.18       89.77      91.63     99.92     107.87
Other/Net current assets/(liabilities)    2.86        3.96       6.38     6.82       10.23       8.37      0.08      (7.87)
                                        ------      ------     ------   ------      ------     ------    ------     ------
Total Net Assets                        100.00      100.00     100.00   100.00      100.00     100.00    100.00     100.00
                                        ======      ======     ======   ======      ======     ======    ======     ======

ANALYSIS, BY INVESTMENT:
    Equities                             91.37       91.08      93.60    92.42       88.04      91.10     99.49     107.87
    Bonds                                 0.37          --         --       --          --         --        --         --
    Convertibles                            --          --         --       --        0.25         --        --         --
    Equity Warrants                       0.70        0.72       0.02     0.76        0.61         --        --         --
    Options                               2.26        1.93         --       --          --         --        --         --
    Bond Warrants                         0.07        0.05         --       --          --         --        --         --
    Adjustable Rate Index Notes           1.61        1.59         --       --          --         --        --         --
    Preferred Shares                        --          --         --       --        0.87       0.53        --         --
    Equity Rights                           --          --         --       --          --         --      0.43         --
    Currency Warrants                     0.76        0.67         --       --          --         --        --         --
                                        ------      ------     ------   ------      ------     ------    ------     ------
Total Investments                        97.14       96.04      93.62    93.18       89.77      91.63     99.92     107.87
Other/Net current assets/(liabilities)    2.86        3.96       6.38     6.82       10.23       8.37      0.08      (7.87)
                                        ------      ------     ------   ------      ------     ------    ------     ------
Total Net Assets                        100.00      100.00     100.00   100.00      100.00     100.00    100.00     100.00
                                        ======      ======     ======   ======      ======     ======    ======     ======

--------------------------------------------------------------------------------
            GAM Funds, Inc. -- Statements of Assets and Liabilities
--------------------------------------------------------------------------------
                         AT 30TH JUNE, 1997 (UNAUDITED)

                                                                                                                   GAM
                                                                   GAM              GAM             GAM          Pacific
                                                             International         Global          Europe         Basin
                                                            --------------------------------------------------------------
ASSETS (IN US$)
Investments in securities at value                          $1,438,605,001       $31,696,774     $38,426,394   $57,572,464
Cash                                                            55,044,673         2,125,222       1,136,810     4,654,597
Cash - Foreign currencies                                            1,205            15,346         315,268       395,914
Receivables:
  Securities sold                                               58,825,064           239,612       1,776,397       155,546
  Capital shares sold                                           14,878,774           256,039          79,505       316,022
  Dividends, interest and other                                  4,741,262            55,680         178,197       180,025
Net equity in foreign currency exchange contracts (Note 6)      28,673,206           218,773         237,326            --
                                                            --------------       -----------     -----------   -----------
TOTAL ASSETS                                                $1,600,769,185       $34,607,446     $42,149,897   $63,274,568
                                                            --------------       -----------     -----------   -----------
LIABILITIES
Payables:
  Securities purchased                                         114,415,130         1,486,694         952,226       418,678
  Capital shares redeemed                                          784,678                --           5,114        75,211
Net equity in foreign currency exchange contracts (Note 6)              --                --              --       724,347
Accrued expenses and other                                       4,577,724           116,262         148,974       270,693
                                                            --------------       -----------     -----------   -----------
TOTAL LIABILITIES                                              119,777,532         1,602,956       1,106,314     1,488,929
                                                            --------------       -----------     -----------   -----------
NET ASSETS                                                  $1,480,991,653       $33,004,490     $41,043,583   $61,785,639
                                                            ==============       ===========     ===========   ===========
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock              $1,129,863,492       $24,500,255     $31,103,388   $58,629,320
Accumulated net investment income/(1oss)                        14,793,133           (56,821)        470,512      (236,901)
Accumulated net realized gains/(losses)                         15,213,280           950,188       3,550,736     3,269,267
Net unrealized appreciation                                    321,121,748         7,610,868       5,918,947       123,953
                                                            --------------       -----------     -----------   -----------
NET ASSETS                                                  $1,480,991,653       $33,004,490     $41,043,583   $61,785,639
                                                            ==============       ===========     ===========   ===========

CLASS A SHARES OUTSTANDING                                      51,212,732         1,833,548       2,949,538     3,532,968
CLASS A NET ASSETS                                          $1,417,684,738       $31,759,155     $41,043,583   $59,280,490
Net asset value and redemption value per share (Note 4)             $27.68            $17.32          $13.92        $16.78
Offering price per share (100/95 x net asset value per
 share reduced on sales of $100,000 or more)                        $29.14            $18.23          $14.65        $17.66


Class D shares outstanding                                       2,295,458            72,577              --       150,071
Class D net assets                                             $63,306,915        $1,245,335              --    $2,505,149
Net asset value and redemption value per share (Note 4)             $27.58            $17.16              --        $16.69
Offering price per share (100/95 x net asset value per
 share reduced on sales of $100,000 or more)                        $28.58            $17.78              --        $17.30

Identified cost of investments                              $1,146,460,053       $24,315,552     $32,748,129   $56,726,746

See notes to financial statements.

                                                                              37

--------------------------------------------------------------------------------
      GAM Funds, Inc. -- Statements of Assets and Liabilities (CONTINUED)
--------------------------------------------------------------------------------
                         AT 30TH JUNE, 1997 (UNAUDITED)

                                                                     GAM               GAM            GAM
                                                                    Japan             North           Asian       GAMerica
                                                                   Capital           America         Capital      Capital
                                                             --------------------------------------------------------------
ASSETS (In US$)
Investments in securities at value                             $27,231,674        $8,102,825      $1,857,700     $2,177,068
Cash                                                             4,461,303           733,749              --             --
Cash - Foreign currencies                                          120,503                --          42,377             --
Receivables:
  Securities sold                                                    2,019                --          72,237             --
  Capital shares sold                                              234,812            48,873           5,709             --
  Dividends, interest and other                                     77,001            10,865           2,641             --
Net equity in foreign currency exchange contracts (Note 6)              --                --              --             --
Deferred organizational expenses and other assets                   13,997                --          16,510         16,575
                                                               -----------        ----------      ----------    -----------
TOTAL ASSETS                                                   $32,141,309        $8,896,312      $1,997,174     $2,193,643
                                                               -----------        ----------      ----------     ----------
LIABILITIES
Due to Custodian                                                        --                --          36,137        154,395
Payables:
  Securities purchased                                             103,735                --          76,952             --
  Capital shares redeemed                                              153                --              --             --
Net equity in foreign currency exchange contracts (Note 5)       1,591,457                --              --             --
Accrued expenses and other                                         109,684            53,146          24,885         21,032
                                                               -----------        ----------      ----------     ----------
TOTAL LIABILITIES                                                1,805,029            53,146         137,974        175,427
                                                               -----------        ----------      ----------     ----------
NET ASSETS                                                     $30,336,280        $8,843,166      $1,859,200     $2,018,216
                                                               ===========        ==========      ==========     ==========
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock                 $30,833,825        $5,573,651      $2,146,484     $1,571,052
Accumulated net invesmaent income/(loss)                          (635,873)           (8,141)       (164,009)       (35,096)
Accumulated net realized gains/(losses)                           (273,255)          128,595        (250,116)        35,810
Net unrealized appreciation                                        411,583         3,149,061         126,841        446,450
                                                               -----------        ----------      ----------     ----------
NET ASSETS                                                     $30,336,280        $8,843,166      $1,859,200     $2,018,216
                                                               ===========        ==========      ==========     ==========

CLASS A SHARES OUTSTANDING                                       2,744,381           536,323         188,572        164,172
CLASS A NET ASSETS                                             $30,336,280        $8,843,166      $1,859,200     $2,018,216
Net asset value and redemption value per share (Note 4)             $11.05            $16.49           $9.86         $12.29
Offering price per share (100/95 x net asset value per
  share reduced on sales or $100,000 or more)                       $11.63            $17.36          $10.38         $12.94

Identified cost of investments                                 $25,253,919        $4,953,762      $1,730,837     $1,730,616

See notes to finsncial statements.

--------------------------------------------------------------------------------
                   GAM Funds, Inc. -- Statements of Operations
--------------------------------------------------------------------------------
              FOR THE SIX MONTHS ENDED 30TH JUNE, 1997 (UNAUDITED)

                                                                                                       GAM
                                                          GAM              GAM           GAM          Pacific
                                                     International        Global        Europe         Basin
                                                   ------------------------------------------------------------
INVESTMENT INCOME (in US$)
Dividends (Note 5)                                     $14,889,244       $243,453       $527,706       $520,585
Interest (Note 5)                                        2,296,369         46,674         36,567         40,288
                                                       -----------       --------       --------       --------
                                                        17,185,613        290,127        564,273        560,873
                                                       -----------       --------       --------       --------

EXPENSES
Investment advisory fee (Note 2)                         6,038,043        123,978        155,348        265,389
Custodian fees and expenses                                776,603         18,666         42,590         62,957
Transfer agent fees and expenses                           318,972         11,097          8,333         15,649
Shareholder servicing fees                                 346,432          4,232          6,248         23,291
Distribution fee - Class A (Note 2)                      1,726,252         35,550         47,471         76,072
Distribution fee - Class D (Note 2)                        115,826          2,268             --          4,831
Professional fees                                           32,178         15,319         14,513         15,325
Administrative expenses                                    668,260         23,315         12,026         33,137
Printing                                                    97,772          8,632          4,339         15,793
Filing fees                                                 46,200             --             --            429
Other                                                       55,685          6,461         11,385         13,402
                                                       -----------       --------       --------       --------
Total operating expenses                                10,222,223        249,518        302,253        526,275
Interest expense                                            18,611          7,068             --          6,905
                                                       -----------       --------       --------       --------
Total expenses                                          10,240,834        256,586        302,253        533,180
                                                       -----------       --------       --------       --------
Net investment income/(1oss)                             6,944,779         33,541        262,020         27,693
                                                       -----------       ---------      --------       --------

REALIZED AND UNREALIZED
  GAIN/(LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY
Net realized gain/(1oss) from:
  Securities and futures                                15,362,885        775,884      1,463,372        554,554
  Foreign currency transactions                          4,401,471        154,587      1,674,761      1,941,966
                                                       -----------       --------     ----------     ----------
                                                        19,764,356        930,471      3,138,133      2,496,520
                                                       -----------       --------     ----------     ----------

Unrealized appreciation/(depreciation
    for the period:
  Securities and futures                               167,432,624      3,652,800      1,564,789      4,331,351
  Foreign currency translation of
    assets and liabilities other than investments       26,996,524         98,194        280,598     (1,467,138)
                                                      ------------     ----------     ----------     ----------
                                                       194,429,148      3,750,994      1,845,387      2,864,213
                                                      ------------     ----------     ----------     ----------
Net gain/(loss) on investments and foreign currencies  214,193,504      4,681,465      4,983,520      5,360,733
                                                      ------------     ----------     ----------     ----------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS $221,138,283     $4,715,006     $5,245,540     $5,388,426
                                                      ============     ==========     ==========     ==========

See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Funds, Inc. -- Statements of Operations (CONTINUED)
--------------------------------------------------------------------------------
              FOR THE SIX MONTHS ENDED 30TH JUNE, 1997 (UNAUDITED)

                                                                      GAM              GAM             GAM
                                                                     Japan            North           Asian         GAMerica
                                                                    Capital          America         Capital         Capital
                                                                ------------------------------------------------------------
INVESTMENT INCOME (in US$)
Dividends (Note 5)                                                $ 95,915           $59,192         $53,413       $ 9,535
Interest (Note 5)                                                   40,850             7,994             353           641
                                                                  --------         ---------       ---------      --------
                                                                   136,765            67,186          53,766        10,176
                                                                  --------         ---------       ---------      --------

EXPENSES
Investment advisory fee (Note 2)                                   135,848            34,087          19,209         9,522
Custodian fees and expenses                                         55,893             4,167          24,474         5,720
Transfer agent fees and expenses                                     9,329             3,345           2,728         1,931
Shareholder servicing fees                                           4,483             1,052           1,587           485
Distribution fee - Class A (Note 2)                                 40,405            10,093           5,641         2,832
Professional fees                                                   10,664             8,232          10,170         9,321
Administrative expenses                                             17,366             3,769           4,659         1,212
Printing                                                             5,160             4,108           3,720         3,789
Amortization of organization costs                                   3,298                --           2,239         2,189
Filing fees                                                          3,310                52              --            --
Other                                                               1O,117             6,406           5,361         6,295
                                                                  --------         ---------       ---------      --------
Total operating expenses                                           295,873            75,311          79,788        43,296
Interest expense                                                    12,758                16           8,736         1,976
                                                                  --------         ---------       ---------      --------
Total expenses                                                     308,631            75,327          88,524        45,272
                                                                  --------         ---------       ---------      --------
Net investment income/(1oss)                                      (171,866)           (8,141)        (34,758)      (35,096)
                                                                  --------         ---------       ---------      --------

REALIZED AND UNREALIZED
    GAIN/(LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY
Net realized gain/(loss) from:
    Securities and futures                                      (2,213,669)            94,265       (221,894)           --
    Foreign currency transactions                                2,540,554                 --         (4,231)           --
                                                                ----------          ---------       --------      --------
                                                                   326,885             94,265       (226,125)           --
                                                                ----------         ----------       --------      --------
Unrealized appreciation/(depreciation) for the period:
    Securities and futures                                       5,690,980          1,229,707         92,583       270,697
    Foreign currency translation of
      assets and liabilities other than investments             (2,237,476)                --             31            --
                                                                ----------         ----------       --------      --------
                                                                 3,453,504          1,229,707         92,614       270,697
                                                                ----------         ----------       --------      --------
Net gain/(loss) on investments and foreign currencies            3,780,389          1,323,972       (133,511)      270,697
                                                                ----------         ----------      ---------      --------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS           $3,608,523         $1,315,831      ($168,269)     $235,601
                                                                ==========         ==========      =========      ========


See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Funds, Inc. -- Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                           GAM International                 GAM Global                   GAM Europe
                                      ----------------------------  ----------------------------  --------------------------

                                       For the six    For the year    For the six   For the year  For the six  For the year
                                      months ended       ended        months ended      ended     months ended     ended
                                       30th June,      31st Dec.,      30th June,    31st Dec.,    30th June,    31st Dec.,
                                          1997           1996             1997          1996          1997          1996
                                      --------------------------------------------------------------------------------------
                                      (unaudited)                     (unaudited)                 (unaudited)
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)        $   6,944,779    $  23,352,061     $    33,541   $   236,346    $   262,020    $   157,888
Net realized gain/(loss)               19,764,356       (3,924,932)        930,471     1,542,721      3,138,133      1,945,168
Unrealized appreciation for the
  year                                194,429,148       75,798,692       3,750,994       292,207      1,845,387      2,542,288
                                    -------------    -------------     -----------   -----------    -----------    -----------
Net increase in
  net assets from operations          221,138,283       95,225,821       4,715,006     2,071,274      5,245,540      4,645,344

Dividends paid to shareholders
  from:
Net investment income
  Class A                                      --       (3,931,303)             --      (104,667)            --        (12,643)
  Class D                                      --          (20,209)             --          (765)            --             --
Net realized gain on investments
  Class A                                      --       (1,784,396)             --    (1,034,220)            --       (709,600)
  Class D                                      --          (63,253)             --       (43,139)            --
Capital share transactions (Note 4)   211,318,038      390,160,627       7,891,221    (6,945,972)    10,670,638     (1,757,129)
                                    -------------    -------------     -----------   -----------    -----------    -----------
Total increase/(decrease)
  in net assets                       432,456,321      479,587,287      12,606,227    (6,057,489)    15,916,178      2,165,972
NET ASSETS
Beginning of period                 1,048,535,332      568,948,045      20,398,263    26,455,752     25,127,405     22,961,433
                                   --------------   --------------     -----------   -----------    -----------    -----------

End of period                      $1,480,991,653   $1,048,535,332     $33,004,490   $20,398,263    $41,043,583    $25,127,405
                                   ==============   ==============     ===========   ===========    ===========    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
        GAM Funds, Inc. -- Statements of Changes in Net Assets (CONTINUED)
--------------------------------------------------------------------------------

                                          GAM Pacific Basin             GAM Japan Captial             GAM North America
                                   -----------------------------------------------------------------------------------------
                                     For the six    For the year    For the six    For the year   For the six  For the year
                                     months ended      ended        months ended      ended       months ended     ended
                                      30th June,     31st Dec.,       30th June,    31st Dec.,     30th June,    31st Dec.,
                                         1997          1996             1997          1996            1997          1996
                                   -----------------------------------------------------------------------------------------
                                    (unaudited)                     (unaudited)                  (unaudited)
INCREASE/(DECREASE) IN NET
  ASSETS FROM:
Operations
Net investment income/(1oss)        $   27,693       $  136,753        ($171,866)   ($173,050)       ($8,141)     ($21,847)
Net realized gain/(1oss)             2,496,520        7,490,904          326,885    3,411,826         94,265       562,745
Unrealized appreciation/
 (depreciation) for the year         2,864,213       (9,000,460)       3,453,504   (4,080,940)     1,229,707       710,420
                                    ----------      -----------      -----------   ----------     ----------    ----------
Net incrcase/(decrease) in
  net assets from operations         5,388,426       (1,372,803)       3,608,523     (842,164)     1,315,831     1,251,318

Dividends paid to shareholders
  from:
Net investment income
  Class A                                    --      (2,363,071)              --    (2,786,341)           --            --
  Class D                                    --         (73,778)              --            --            --            --
Net realized gain on investments
  Class A                                    --      (3,041,344)              --      (326,642)           --      (506,891)
  Class D                                    --        (101,996)              --            --            --            --
Capital share transactions(Note 4)    4,711,400       3,147,400       (9,789,096)   26,871,997     1,674,512      (872,358)
                                    -----------     -----------      -----------   -----------    ----------    ----------
Total increase/(decrease)
  in net assets                      10,099,826      (3,805,592)      (6,180,573)   22,916,850     2,990,343      (127,931)
NET ASSETS
Beginning of period                  51,685,813      55,491,405       36,516,853    13,600,003     5,852,823     5,980,754
                                    -----------     -----------      -----------   -----------    ----------    ----------
End of period                       $61,785,639     $51,685,813      $30,336,280   $36,516,853    $8,843,166    $5,852,823
                                    ===========     ===========      ===========   ===========    ==========    ==========

See notes to financial statements.

--------------------------------------------------------------------------------
         GAM Funds, Inc. -- Statements of Changes in Net Assets (CONTINUED)
--------------------------------------------------------------------------------

                                          GAM Asian Capital              GAMerica Capital
                                     -----------------------------------------------------------
                                       For the six   For the year     For the six   For the year
                                      months ended      ended         months ended     ended
                                       30th June,     31st Dec.,       30th June,    31st Dec.,
                                          1997          1996              1997          1996
                                     -----------------------------------------------------------
                                       (unaudited)                    (unaudited)
INCREASE/(DECREASE) IN NET
  ASSETS FROM:
Operations
Net investment income/(loss)           ($34,758)      ($50,095)         ($35,096)     ($87,946)
Net realized gain/(1oss)               (226,125)       (84,553)               --       292,631
Unrealized appreciation/
  (depreciation) for the year            92,614        235,381           270,697       175,800
                                     ----------      ---------        ----------    ----------

Net increase/(decrease) in
  net assets from operations           (168,269)       100,733           235,601       380,485

Dividends paid to shareholders from:
Net realized gain on investments
 Class A                                     --         (8,786)               --      (169,707)
Capital share transactions (Note 4)  (3,601,790)       (23,103)         (141,395)   (1,316,024)
                                     ----------      ---------        ----------    ----------
Total increase/(decrease)
 in net assets                       (3,770,059)        68,844            94,206    (1,105,246)
NET ASSETS
Beginning of period                   5,629,259      5,560,415         1,924,010     3,029,256
                                     ----------     ----------        ----------    ----------
End of period                        $1,859,200     $5,629,259        $2,018,216    $1,924,010
                                     ==========     ==========        ==========    ==========

See notes to financial statements.

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------
                          AT 30TH JUNE, 1997 (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of eight portfolios: GAM International Fund, GAM Global Fund, GAM Europe Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM North America Fund, GAM Asian Capital Fund, and GAMerica Capital Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM Europe Fund invests primarily in securities of companies in Europe. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM North America Fund invests primarily in securities of companies in the United States and Canada. GAM Asian Capital Fund invests primarily in securities of companies in Asia excluding Japan. GAMerica Capital Fund invests primarily in securities of companies in the United States.

The Funds offer Class A and Class D shares; however, Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5% and Class D shares are sold with a front-end sales charge of up to 3.5%. The two classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant to accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES
Investment securities are stated at value based on the last sale price on the exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

FOREIGN  CURRENCY
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains of losses arise from sales of foreign currencies, currency gains of losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS
Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

FUTURES CONTRACTS
Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts occurs. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES
It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

DISTRIBUTIONS  TO  SHAREHOLDERS
Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Selected Financial Information excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

DEFERRED ORGANIZATION EXPENSES
Organization costs for GAM Japan Capital Fund, GAM Asian Capital Fund and GAMerica Capital Fund have been deferred and are being amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

OTHER
Securities transactions are recorded on the trade date basis. Interest is accrued on a daily basis and market discount is accreted on a straight-line basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund.

NOTE 2.  INVESTMENT  ADVISORY FEE AND OTHER  TRANSACTIONS  WITH  AFFILIATES
The Investment Adviser, GAM International Management Limited, receives a fee under its agreement with the Company equivalent to 1% per annum of each Fund's average daily net assets, except for GAM North America Fund. With respect to GAM North America Fund, GAM International Management Limited and Fayez Sarofim & Co. serve as co-investment advisers to the Fund. Each co-adviser receives a fee under its agreement equivalent to 0.50% per annum of the Fund's average daily net assets.

GAM Services, Inc. acts as principal underwriter of the Fund. For the six months ended 30th June, 1997, GAM Services, Inc. received front-end sales load charges of $1,217,191 from the sale of the Funds' shares.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D shares. Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares.

NOTE 3. DIRECTORS FEES
The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates, other than registered investment companies. Each disinterested director is compensated by each Fund as follows:

                                                               GAM          GAM          GAM          GAM
                         GAM           GAM         GAM        Pacific      Japan        North         Asian     GAMerica
                     Interational     Global      Europe       Basin       Capital     America       Captial     Capital
------------------------------------------------------------------------------------------------------------------------
Annual Retainer          $625          $625       $625          $625        $625        $625          $625        $625

Meeting fee                63            63         63            63          63          63            63          63

NOTE 4. CAPITAL STOCK
The Company declared a 10-for-1 stock split to shareholders of record as of 19th December, 1995. All per share data have been restated to reflect the stock split.

At 30th June, 1997, GAM Funds, Inc. had 700,000,000 shares of common stock, $0.001 par value authorized which were allocated to each Fund as follows:
150,000,000 and 50,000,000 shares, respectively, were allocated to each of Class A and Class D of GAM International, 50,000,000 and 25,000,000 shares, respectively, were allocated to Class A and Class D of GAM Global, GAM Europe, GAM Pacific Basin and GAM North America, 25,000,000 shares, were allocated to each of Class A and Class D of GAMerica Capital, while 45,000,000 and 12,500,000 shares, respectively, were allocated to each of Class A and Class D of GAM Japan Capital and GAM Asian Capital. Changes in each Fund's capital stock are summarized as follows:

--------------------------------------------------------------------------------
                   Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                                                  GAM International Fund
                                                                                       For the Periods
                                                                ------------------------------------------------------------
                                                                  01-Jan-97 to 30-June-97         01-Jan-96 to 31-Dec-96
                                                                       Shares             US$         Shares             US$
                                                                -------------    ------------    -----------    ------------
CLASS A
Shares sold                                                        13,668,520     346,24l,103     33,365,859     692,156,317
Shares issued on reinvestment of dividends                                 --              --        219,386       4,843,204
Shares redeemed                                                    (6,080,591)   (150,800,008)   (16,170,479)   (333,081,923)
                                                                  -----------    ------------    -----------    ------------
Net increase                                                        7,587,929     195,441,095     17,414,766     363,917,598
                                                                  ===========    ============    ===========    ============

CLASS D
Shares sold                                                           827,646      21,072,547       1,461,453     30,255,446
Shares issued on reinvestment of dividends                                 --              --           3,688         78,975
Shares redeemed                                                      (210,152)     (5,195,604)       (195,341)    (4,091,392)
                                                                  ------------    -----------    ------------   ------------
Net increase                                                          617,494       15,876,943      1,269,800     26,243,029
                                                                  ===========    =============   ============   ============


                                                                                       GAM Global Fund
                                                                                       For the Periods
                                                                ------------------------------------------------------------
                                                                  01-Jan-97 to 30-June-97         01-Jan-96 to 31-Dec-96
                                                                       Shares             US$         Shares             US$
                                                                -------------    ------------    -----------    ------------
CLASS A
Shares sold                                                         1,199,844      19,052,693        899,878      11,907,144
Shares issued on reinvestment of dividends                                 --              --         64,567         915,513
Shares redeemed                                                      (730,871)    (11,415,473)    (1,535,935)    (20,228,744)
                                                                   ----------     -----------     ----------     -----------
Net increase/(decrease)                                               468,973       7,637,220       (571,490)     (7,406,087)
                                                                   ==========     ===========     ==========     ===========

CLASS D
Shares sold                                                           23,317         377, 143         54,061         697,624
Shares issued on reinvestment of dividends                                --               --          2,735          38,450
Shares redeemed                                                       (8,088)        (123,142)       (21,328)       (275,959)
                                                                  ----------      -----------     ----------     -----------
Net increase                                                          15,229          254,001         35,468         460,115
                                                                  ==========      ===========     ==========     ===========


--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     GAM Europe Fund
                                                                                     For the Periods
                                                                ------------------------------------------------------------
                                                                  01-Jan-97 to 30-June-97         01-Jan-96 to 31-Dec-96
                                                                       Shares             US$         Shares             US$
                                                                -------------    ------------    -----------    ------------
CLASS A
Shares sold                                                         1,447,388      18,572,890      1,072,701      12,022,756
Shares issued on reinvestment of dividends                                 --              --         47,646         542,923
Shares redeemed                                                      (617,577)     (7,902,252)    (1,287,490)    (14,322,808)
                                                                   ----------     -----------    -----------     -----------
Net increase/(decrease)                                               829,811      10,670,638       (167,143)     (1,757,129)
                                                                   ==========     ===========    ===========     ===========

                                                                                    GAM Pacific Basin Fund
                                                                                        For the Periods
                                                                ------------------------------------------------------------
                                                                  01-Jan-97 to 30-June-97         01-Jan-96 to 31-Dec-96
                                                                       Shares             US$         Shares             US$
                                                                -------------    ------------    -----------    ------------
CLASS A
Shares sold                                                         1,007,704      15,669,446      2,466,475      43,289,379
Shares issued on reinvestment of dividends                                 --              --        265,013       4,074,012
Shares redeemed                                                      (737,898)    (11,383,604)    (2,646,254)    (44,771,351)
                                                                    ----------    -----------    -----------    ------------
Net increase                                                          269,806       4,285,842         85,234       2,592,040
                                                                    ==========    ===========    ===========    ============

CLASS D
Shares sold                                                            29,064         465,309         53,648         907,532
Shares issued on reinvestment of dividends                                 --              --          1,072          17,934
Shares redeemed                                                        (2,594)        (39,751)       (22,302)       (370,106)
                                                                   -----------    -----------    -----------    ------------
Net increase                                                           26,470         425,558         32,418         555,360
                                                                   ===========    ===========    ===========    ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 GAM Japan Capital Fund
                                                                                     For the Periods
                                                                ------------------------------------------------------------
                                                                  01-Jan-97 to 30-June-97         01-Jan-96 to 31-Dec-96
                                                                       Shares             US$         Shares             US$
                                                                -------------    ------------    -----------    ------------
CLASS A
Shares sold                                                         1,622,651      15,690,237      4,134,008      43,069,239
Shares issued on reinvestment of dividends                                 --              --        232,747       2,201,623
Shares redeemed                                                    (2,765,818)    (25,479,333)    (1,817,450)    (18,398,865)
                                                                  -----------     -----------    -----------     -----------
Net increase/(decrease)                                            (1,143,167)     (9,789,096)     2,549,305      26,871,997
                                                                  ===========     ===========    ===========     ===========


                                                                                 GAM North America Fund
                                                                                     For the Periods
                                                                ------------------------------------------------------------
                                                                  01-Jan-97 to 30-June-97         01-Jan-96 to 31-Dec-96
                                                                       Shares             US$         Shares             US$
                                                                -------------    ------------    -----------    ------------
CLASS A
Shares sold                                                           150,871       2,347,795         69,484         911,748
Shares issued on reinvestment of dividends                                 --              --         26,418         360,609
Shares redeemed                                                       (46,160)       (673,283)      (165,717)     (2,144,715)
                                                                   ----------      ----------     ----------      ----------
Net increase/(decrease)                                               104,711       1,674,512        (69,815)       (872,358)
                                                                   ==========      ==========     ==========      ==========

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 GAM Asian Capital Fund
                                                                                     For the Periods
                                                               ------------------------------------------------------------
                                                                     01-Jan-97 to 30-June-97       01-Jan-96 to 31-Dec-96
                                                                     Shares               US$      Shares             US$
                                                                -----------------------------------------------------------
CLASS A
Shares sold                                                          47,709           474,340     414,332       4,143,499
Shares issued on reinvestment of dividends                               --                --         146           1,512
Shares redeemed                                                   (43 1,805)       (4,076,130)   (425,435)     (4,168,114)
                                                                  ---------       -----------    --------      ----------
Net decrease                                                       (384,096)       (3,601,790)    (10,957)        (23,103)
                                                                  =========       ===========    ========      ==========

                                                                                  GAMerica Capital Fund
                                                                                      For the Periods
                                                               ------------------------------------------------------------
                                                                     01-Jan-97 to 30-June-97        01-Jan-96 to 31-Dec-96
                                                                     Shares               US$       Shares            US$
                                                                -----------------------------------------------------------
CLASS A
Shares sold                                                          21,783           228,489       21,800        269,201
Shares issued on reinvestment of dividends                               --                --        9,804        102,358
Shares redeemed                                                     (35,389)         (369,884)    (155,887)    (1,687,583)
                                                                   --------         ---------    ---------     ----------
Net decrease                                                        (13,606)         (141,395)    (124,283)    (1,316,024)
                                                                   ========         =========    =========     ==========

50

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 1997 excluding short-term securities, were as follows:

                 GAM           GAM        GAM          GAM              GAM               GAM              GAM          GAMerica
             International     Global     Europe    Pacific Basin    Japan Capital    North America      Asian Capital   Capital
-----------------------------------------------------------------------------------------------------------------------------------
In US$
Purchases    $462,163,879 $13,723,680  $19,899,523  $8,401,602      $ 8,295,372       $1,356,055       $  743,133           --
Sales         270,300,084   6,403,515    9,917,589   8,506,226       18,593,536          488,170        4,457,677           --

Realized  gains and losses are  reported on an  identified  cost basis.  At 30th
June, 1997, the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income taxes purposes, were as follows:

                 GAM           GAM        GAM          GAM              GAM               GAM              GAM          GAMerica
             International     Global     Europe    Pacific Basin    Japan Capital    North America      Asian Capital   Capital
-----------------------------------------------------------------------------------------------------------------------------------
In US$
Appreciation $308,568,529  $7,556,814  $6,124,578    $8,757,909      $4,367,944       $3,162,743         $225,803       $655,213
Depreciation   16,423,581     175,592     446,313     7,912,191       2,370,189           13,680           98,940        208,761
             ------------  ----------  ----------    ----------      ----------       ----------         --------       --------
Net          $292,144,948  $7,381,222  $5,678,265    $  845,718      $1,997,755       $3,149,063         $126,863       $446,452
             ============  ==========  ==========    ==========      ==========       ==========         ========       ========

At 31st  December,  1996, the Funds had tax basis net capital losses as follows.
These losses may be carried over to offset future capital gains through the expiration dates shown:

                 GAM           GAM        GAM          GAM              GAM               GAM              GAM          GAMerica
             International     Global     Europe    Pacific Basin    Japan Capital    North America      Asian Capital   Capital
-----------------------------------------------------------------------------------------------------------------------------------
In US$          $4,340,589         --          --            --         $507,841             --               --              --
Carryforward     31st Dec,         --          --            --        31st Dec,             --               --              --
Expiration
  dates          2003-2004         --          --            --             2003             --               --              --

Foreign taxes withheld from dividends and interest for the six months ended 30th
June, 1997, were as follows:

                  GAM           GAM        GAM          GAM              GAM               GAM              GAM          GAMerica
             International     Global     Europe    Pacific Basin    Japan Capital    North America      Asian Capital   Capital
-----------------------------------------------------------------------------------------------------------------------------------
In US$
Dividends      $2,103,203     $14,382     $62,533      $47,701         $21,521             $110           $1,007             --
Interest               --          --          --           --              14               --               --             --


--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6. FINANCIAL INSTRUMENTS
During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currencies and securities values and interest rates. The contract amount indicates the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.


At 30th June, 1997 the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements the the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                             GAM INTERNATIONAL FUND

                                                                     Unrealized
                                                                  appreciation/
                                                                 (depreciation)
                                                                 --------------
                                                                            US$
497,550,000 Belgian francs sold vs.  15,000,000 US$,
  23rd July,  1997                                                    1,147,138
175,850,000 Belgian  francs sold vs.  5,000,000  US$,
  29th October, 1997                                                     70,002
15,851,550 Swiss francs sold vs. 11,000,000 US$,
  10th October, 1997                                                       (696)
147,959,500 Swiss francs sold vs. 103,000,000 US$,
  17th October,  1997                                                   318,722
188,071,000 German marks sold vs.  120,000,000 US$,
  15th July, 1997                                                    12,017,649
130,320,000  Danish krone sold vs. 20,000,000 US$,
  29th December, 1997                                                   147,689
5,792,920,000 Spanish pesetas sold vs.  42,000,000 US$,
  17th July, 1997                                                     2,672,152
687,345,500  French francs sold vs. 125,000,000 US$,
  15th July, 1997                                                     7,924,106
135,483,229 UK Pound sterling sold vs.  221,000,000 US$,
  24th July, 1997                                                    (4,464,592)
27,393,310,000 Japanese yen sold vs.  236,000,000 US$,
  22nd July, 1997                                                    (3,864,882)
241,609,500 Dutch guilders sold vs. 150,000,000 US$,
  14th July, 1997                                                    11,773,163
146,987,500 Swedish krona sold vs.  20,000,000  US$,
  30th July,  1997                                                      932,755
                                                                    -----------
Net equity in foreign currency exchange contracts                   $28,673,206
                                                                    ===========

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                 GAM GLOBAL FUND
                                                                            US$
2,154,910 Swiss francs sold vs. 1,500,000 US$,
  17th October, 1997                                                      5,225
5,103,755 French francs sold vs. 900,000 US$,
  15th July, 1997                                                        46,894
3,454,800 French francs sold vs. 600,000 US$,
  16th December, 1997                                                     5,316
975,677 UK Pound sterling sold vs. 1,600,000 US$,
  24th July, 1997                                                       (23,675)
215,530,100 Japanese yen sold vs. 1,470,000 US$,
  22nd July, 1997                                                       (57,253)
2,852,391 Dutch guilders sold vs. 1,610,000 US$,
  14th July, 1997                                                       154,699
1,719,700 German marks bought vs. 1,088,736 US$,
  15th July, 1997                                                        87,567
                                                                       --------
Net equity in foreign currency exchange contracts                      $218,773
                                                                       ========
                                 GAM EUROPE FUND
                                                                            US$
4,000,000 Swiss francs sold vs. 2,790,714 US$,
  29th July, 1997                                                        41,392
2,600,000 German marks sold vs. 1,511,804 US$,
  28th July, 1997                                                        17,692
171,000,000 Spanish pesetas sold vs. 1,175,096 US$,
  28th July, 1997                                                        14,065
9,750,000 Finnish markka sold vs. 1,893,608 US$,
  29th July, 1997                                                         8,610
38,250,000 French francs sold vs. 6,571,036 US$,
  25th July, 1997                                                        51,100
5,600,000,000 Italian lira sold vs. 3,314,159 US$,
  25th July, 1997                                                        21,961
9,200,000 Dutch guilders sold vs. 4,756,734 US$,
  29th July, 1997                                                        58,967
13,000,000 Norwegian kroner sold vs. 1,795,630 US$,
  25th July, 1997                                                        15,895
29,500,000 Swedish krona sold vs. 3,833,559 US$,
  25th July, 1997                                                         7,644
                                                                       --------
Net equity in foreign currency exchange contracts                      $237,326
                                                                       ========

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------
                             GAM PACIFIC BASIN FUND
                                                                            US$
1,064,869,200 Japanese yen sold vs. 8,600,000 US$,
  22nd July, 1997                                                      (724,347)
                                                                      ---------
Net equity in foreign currency exchange contracts                     $(724,347)
                                                                      =========


                             GAM JAPAN CAPITAL FUND
                                                                            US$
125,160,000 Japanese yen sold vs. 1,000,000 US$,
  14th July, 1997                                                       (94,516)
873, 180,000 Japanese yen sold vs. 7,000,000 US$,
  17th July, 1997                                                      (639,629)
1,066,155,000 Japanese yen sold vs. 8,500,000 US$,
  6th August, 1997                                                     (857,312)
                                                                    -----------
Net equity in foreign currency exchange contracts                   $(1,591,457)
                                                                    ===========

At 30th June, 1997 the Funds had sufficient cash and/or securities to cover any commitments under these Contracts.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------
NOTE 7. SELECTED FINANCIAL INFORMATION

                                         Per share operating performance (for a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------------------------
                                      Income from investment operations                  Less distributions
                                  ------------------------------------------    ------------------------------------
                                                  Net realized                  Dividends  Distributions
                   Net asset value,    Net        and unrealized  Total from     from net    from net                 Net asset
                      beginning     investment   gain/(loss) on   investment    investment   realized      Total      value, end
                      of period   income/(loss)   investments     operations      income       gains   Distributions  of period
-----------------------------------------------------------------------------------------------------------------------------------
01-JAN-97 TO
30-JUN-97
(UNAUDITED)
US$
GAM International
  Class A              US$ 23.15      0.14+          4.39          4.53              --           --          --       US$ 27.68
  Class D              US$ 23.07      0.13+          4.38          4.51              --           --          --       US$ 27.58
GAM Global
  Class A              US$ 14.35      0.02+          2.95          2.97              --           --          --       US$ 17.32
  Class D              US$ 14.22      0.01+          2.93          2.94              --           --          --       US$ 17.16
GAM Europe
  Class A              US$ 11.85      0.11+          1.96          2.07              --           --          --       US$ 13.92
GAM Pacific Basin
  Class A              US$ 15.26      0.01+          1.51          1.52              --           --          --       US$ 16.78
  Class D              US$ 15.20        --           1.49          1.49              --           --          --       US$ 16.69
GAM Japan Capital
  Class A              US$  9.39     (0.05)+         1.71          1.66              --           --          --       US$ 11.05
GAM North America
  Class A              US$ 13.56     (0.02)+         2.95          2.93              --           --          --       US$ 16.49
GAM Asian Capital
  Class A              US$  9.83     (0.09)+         0.12          0.03              --           --          --       US$  9.86
GAMerica Capital
  Class A              US$ 10.82     (0.20)+         1.67          1.47              --           --          --       US$ 12.29
01-Jan-96 to
31-Dec-96
US$
GAM International
  Class A              US$ 21.37      0.57+          1.34          1.91           (0.09)       (0.04)      (0.13)      US$ 23.15
  Class D              US$ 21.35      0.45+          1.32          1.77           (0.01)       (0.04)      (0.05)      US$ 23.07
GAM Global
  Class A              US$ 13.51      0.16+          1.55          1.71           (0.08)       (0.79)      (0.87)      US$ 14.35
  Class D              US$ 13.48      0.07+          1.47          1.54           (0.01)       (0.79)      (0.80)      US$ 14.22
GAM Europe
  Class A              US$ 10.04      0.07+          2.06          2.13           (0.01)       (0.31)      (0.32)      US$ 11.85
GAM Pacific Basin
  Class A              US$ 16.97      0.04+         (0.11)        (0.07)          (0.74)       (0.90)      (1.64)      US$ 15.26
  Class D              US$ 16.96     (0.10)+        (0.11)        (0.21)          (0.65)       (0.90)      (1.55)      US$ 15.20
GAM Japan Capital
  Class A              US$ 10.16     (0.05)+         0.07          0.02           (0.70)       (0.09)      (0.79)      US$  9.39
GAM North America
  Class A              US$ 11.93     (0.05)+         2.93          2.88              --        (1.25)      (1.25)      US$ 13.56
GAM Asian Capital
  Class A              US$  9.53     (0.07)+         0.38          0.31              --        (0.01)      (0.01)      US$  9.83
GAMerica Capital
  Class A              US$ 10.03     (0.42)+         2.22          1.80              --        (1.01)      (1.01)      US$ 10.82


--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------
NOTE 7. SELECTED FINANCIAL INFORMATION

                                         Per share operating performance (for a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------------------------
                                      Income from investment operations                  Less distributions
                                  ------------------------------------------    ------------------------------------
                                                  Net realized                  Dividends  Distributions
                   Net asset value,    Net        and unrealized  Total from     from net    from net                 Net asset
                      beginning     investment   gain/(loss) on   investment    investment   realized      Total      value, end
                      of period   income/(loss)   investments     operations      income       gains   Distributions  of period
-----------------------------------------------------------------------------------------------------------------------------------

01-Jan-95 to
31-Dec-95
US$
GAM International
   Class A              US$ 17.21   0.52            4.64          5.16           (0.47)        (0.53)    (1.00)       US$ 21.37
   Class D              US$ 20.46   0.10            1.78          1.88           (0.46)        (0.53)    (0.99)       US$ 21.35
GAM Global
   Class A              US$ 10.60   0.35            3.48          3.83           (0.30)        (0.62)    (0.92)       US$ 13.51
   Class D              US$ 13.46     --            0.92          0.92           (0.28)        (0.62)    (0.90)       US$ 13.48
GAM Europe
   Class A              US$  8.66   0.07            1.38          1.45           (0.06)        (0.01)    (0.07)       US$ 10.04
GAM Pacific Basin
   Class A              US$ 17.62     --            0.61          0.61              --         (1.26)    (1.26)       US$ 16.97
   Class D              US$ 17.36  (0.02)           0.26          0.24              --         (0.64)    (0.64)       US$ 16.96
GAM Japan Capital
   Class A              US$  9.62  (0.07)           0.69          0.62           (0.05)        (0.03)    (0.08)       US$ 10.16
GAM North America
   Class A              US$  9.14     --            2.83          2.83              --         (0.04)    (0.04)       US$ 11.93
GAM Asian Capital**
   Class A              US$ 10.00  (0.01)          (0.42)        (0.43)             --         (0.04)    (0.04)       US$  9.53
GAMerica Capital**
   Class A              US$ 10.00   0.07            0.07          0.14           (0.07)        (0.04)    (0.11)       US$ 10.03
01-Jan-94 to
31-Dec-94
US$
GAM International       US$ 23.90   0.34           (2.58)        (2.24)          (0.66)        (3.79)    (4.45)       US$ 17.21
GAM Global              US$ 17.92   0.19           (2.94)        (2.75)          (0.49)        (4.08)    (4.57)       US$ 10.60
GAM Europe              US$  8.93     --           (0.27)        (0.27)             --            --        --        US$  8.66
GAM Pacific Basin       US$ 19.20  (0.05)           1.36          1.31              --         (2.89)    (2.89)       US$ 17.62
GAM Japan Capital*      US$ 10.00   0.02           (0.40)        (0.38)             --            --        --        US$  9.62
GAM North America       US$ 12.80   0.04            0.23          0.27           (0.23)        (3.70)    (3.93)       US$  9.14
01-Jan-93 to
31-Dee-93
US$
GAM International       US$ 14.56   0.25           10.38         10.63           (0.34)        (0.95)    (1.29)       US$ 23.90
GAM Global              US$ 10.33   0.24            7.46          7.70           (0.11)           --     (0.ll)       US$ 17.92
GAM Europe              US$  7.34   0.24            1.41          1.65           (0.06)           --     (0.06)       US$  8.93
GAM Pacific Basin       US$ 13.14  (0.03)           6.57          6.54           (0.04)        (0.44)    (0.48)       US$ 19.20
GAM North America       US$ 13.63   0.19           (0.46)        (0.27)          (0.07)        (0.49)    (0.56)       US$ 12.80
01-Jan-92 to
31-Dee-92
US$
GAM International.      US$ 14.86   0.71           (0.28)         0.43           (0.43)        (0.30)    (0.73)       US$ 14.56
GAM Global              US$ 11.37   0.64           (1.15)        (0.51)          (0.28)        (0.25)    (0.53)       US$ 10.33
GAM Europe              US$  8.33   0.40           (0.78)        (0.38)          (0.22)        (0.39)    (0.61)       US$  7.34
GAM Pacific Basin       US$ 13.77   0.01           (0.06)        (0.05)          (0.09)        (0.49)    (0.58)       US$ 13.14
GAM North America       US$ 13.35   0.07            0.25          0.32           (0.03)        (0.01)    (0.04)       US$ 13.63

+  For the six months ended 30th June, 1997 and the year ended 31st December, 1996, net investment income per share has been determined based on the weighted average shares outstanding method.
*  Period from 1st July, 1994 (Inception) to 31st December, 1994.
** Period from 12th May, 1995 (Inception) to 31st December, 1995.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                 Ratios/supplemental data
                       ----------------------------------------------------------------------------------------------

                                                                     Ratios to average net assets
                                                                     ----------------------------

                       Total return
                          (without               Net asses                        Net      Portfolio   Average
                        deduction of           end of period                  investment   turnover   commission
                        sales load)++          (000 omitted)      Expenses   income/(loss)    rate     rate paid $
------------------------------------------------------------------------------------------------------------------
01-Jan-97 to
30-Jun-97
(unaudited)
US$
GAM International
  Class A                  19.57%       US$     1,417,685          1.70%*      1.16%*           47%     0.0580
  Class D                  19.55%       US$        63,307          1.84%*      1.05%*           47%     0.0580
GAM Global
  Class A                  20.70%       US$        31,759          2.08%*      0.28%*           55%     0.0563
  Class D                  20.68%       US$         1,245          2.15%*      0.09%*           55%     0.0563
GAM Europe
  Class A                  17.47%       US$        41,044          1.96%*      1.70%*           67%     0.0310
GAM Pacific Basin
  Class A                   9.96%       US$        59,280          2.02%*      0.11%*           33%     0.0203
  Class D                   9.80%       US$         2,505          2.14%*      0.02%*           33%     0.0203
GAM Japan Capital
  Class A                  17.68%       US$        30,336          2.20%*     (1.18)%*          65%     0.0632
GAM North America
  Class A                  21.61%       US$         8,843          2.24%*     (0.24)%*          15%     0.0600
GAM Asian Capital
  Class A                   0.31%       US$         1,859          4.66%*     (1.83)%*          39%     0.0086
GAMerica Capital
  Class A                  13.59%       US$         2,018          4.79%*     (3.71)%*          --          --
01-Jan-96 to
31-Dee-96
US$
GAM International++
  Class A                   8.98%       US$     1,009,819          1.56%       2.70%            82%     0.0202
  Class D                   8.33%       US$        38,716          2.06%       2.13%            82%     0.0202
GAM Globe
  Class A                  12.74%       US$        19,583          2.26%       1.17%           107%     0.0255
  Class D                  11.54%       US$           815          2.88%       0.52%           107%     0.0255
GAM Europe
  Class A                  21.32%       US$        25,127          1.89%       0.59%            76%     0.0168
GAM Pacific Basin++
  Class A                  (0.39)%      US$        49,808          1.76%       0.22%            46%     0.0251
  Class D                  (1.19)%      US$         1,878          2.28%      (0.57)%           46%     0.0251
GAM Japan Capital++
  Class A                   0.15%       US$        36,504          1.84%      (0.50)%           23%     0.0697
GAM North America
  Class A                  24.10%       US$         5,853          2.61%      (0.39)%            9%     0.0600
GAM Asian Capital**++
  Class A                   3.28%       US$         5,629          2.98%      (0.75)%           86%     0.0124
GAMerica Capital**++
  Class A                  18.31%       US$         1,927          5.16%      (3.79)%           27%     0.0533


--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                 Ratios/supplemental data
                       ----------------------------------------------------------------------------------------------

                                                                     Ratios to average net assets
                                                                     ----------------------------

                       Total return
                          (without               Net asses                        Net      Portfolio   Average
                        deduction of           end of period                  investment   turnover   commission
                        sales load)++          (000 omitted)      Expenses   income/(loss)    rate     rate paid $
------------------------------------------------------------------------------------------------------------------
01-Jan-95 to
31-Dec-95
US$
GAM International
  Class A                30.09%         US$       560,234          1.57%        3.89%      34.97%        --
  Class D                 9.33%         US$         8,714          2.22%*       1.90%*     34.97%        --
GAM Global
  Class A                36.25%         US$        26,161          2.16%        2.96%      60.18%        --
  Class D                 6.68%         US$           295          2.81%*      (0.09)%*    60.18%        --
GAM Europe
  Class A                16.77%         US$        22,961          2.12%        0.75%     145.16%        --
GAM Pacific Bash
  Class A                 4.50%         US$        53,944          1.98%       (0.07)%     64.01%        --
  Class D                 2.22%         US$         1,547          2.63%*      (1.49)%     64.01%        --
GAM Japan Capital**
  Class A                 6.45%         US$        13,600          3.61%       (2.35)%    122.38%        --
GAM North America**
  Class A                30.90%         US$         5,981          2.98%        0.01%       8.57%        --
GAM Asian Capital++**
  Class A                (4.25)%        US$         5,560          3.11%*      (0. 17)%*   17.01%        --
GAMerica Capital++**
  Class A                 1.38%         US$         3,029          3.73%*       1.36%*     10.90%        --
01-Jan-94 to
31-Dec-94
US$
GAM International       (10.23)%        US$       158,336          1.60%        2.74%     l10.48%        --
GAM Global              (16.15)%        US$        19,940          2.29%        0.91%     123.33%        --
GAM Europe               (3.11)%        US$        32,233          2.35%        0.06%      74.96%        --
GAM Pacific Bash          7.41%         US$        4~,527          1.78%       (0.35)%     29.11%        --
GAM Japan Capital+       (3.77)%        US$         9,406          2.19%*       0.70%*      7.02%        --
GAM North America**       2.97%         US$         1,887          2.54%        0.37%       3.00%        --

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                                  Ratios/supplemental data
                       ----------------------------------------------------------------------------------------------

                                                                     Ratios to average net assets
                                                                     ----------------------------

                       Total return
                          (without               Net asses                        Net      Portfolio   Average
                        deduction of           end of period                  investment   turnover   commission
                        sales load)++          (000 omitted)      Expenses   income/(loss)    rate     rate paid $
------------------------------------------------------------------------------------------------------------------

1-Jan-93 to
31-Dec-93
US$
GAM International         79.96%        US$        80,776           1.99%     2.28%         98.45%       --
GAM Global                75.30%        US$        33,416           2.68%     1.88%        106.73%       --
GAM Europe                22.68%        US$        14,398           2.64%     1.05%        181.51%       --
GAM Pacific Basin         51.52%        US$        40,719           1.93%    (0.29)%        91.07%       --
GAM North America         (2.09)%       US$         3,289           2.10%     0.69%          3.42%       --
01-Jan-92 to
31-Dec-92
US$
GAM International          3.08%        US$        41,032           2.03%     4.85%        109.16%       --
GAM Global                (4.65)%       US$        19,763           2.37%     5.25%        118.41%       --
GAM Europe                (4.91)%       US$        17,264           2.47%     5.06%         72.20%       --
GAM Pacific Basin         (0.37)%       US$        28,206           2.03%     0.09%         74.78%       --
GAM North America          2.42%        US$        11,781           2.43%     0.47%         20.38%       --

+    Period from 1st July,  1994  (Inception) to 31st  December,  1994.
++   Period from 12th May, 1995 (Inception) to 31st December, 1995.
*    Annualized.
** In the absence of expense reimbursement, expenses on an annualized basis would have represented 3.59% for GAM Asian Capital and 6.16% for GAMerica Capital of average net assets respectively, for the year ended 31st December, 1996. Expenses on an annualized basis would have represented 4.61% for GAM Japan Capital, 3.27% for GAM North America, 3.95% for GAM Asian Capital and 4.73% for GAMerica Capital of average net assets, respectively, for the period ended 31st December, 1995 and 5.81% of average net assets for GAM North America Fund for the year ended 31st December 1994.
++ The ratios of expenses to average net returns for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent period ratios exclude these amounts.
++++ Total  return  calculated  for a  period  of  less  than  one  year  is not annualised.
$ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which a commission is charged. This amount includes commissions paid to foreign brokers which may materially affect the rate shown. Amounts paid in foreign currencies have been converted into US dollars using the prevailing exchange rate on the date of the transaction.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                              Bank loans
                               --------------------------------------------------------------------------------

                                                                             Average
                                                   Average amount        number of shares           Average
                                    Amounts         of bank loans           outstanding             amount of
                                  outstanding        outstanding         during the period       debt per share
                                 end of period    during the period      (monthly average)           during
                                (000) omitted)      (OO0 omitted)         (00O omitted)           the period
                               -------------------------------------------------------------------------------
01-Jan-97 to
30-Jun-97
(unaudited)
US$
GAM International
  Class A
  Class D
GAM Global
  Class A
  Class D
GAM Europe
  Class A
GAM Pacific Basin
  Class A
  Class D
GAM Japan Capital
  Class A                               --              US$5,491                 2,948                  1.86
GAM North America
  Class A
GAM Asian Capital
  Class A
GAMerica Capital
  Class A
01-Jan-96 to
31-Dec-96
US$
GAM International
  Class A
Class D
GAM Global
  Class A
  Class D
GAM Europe
  Class A
GAM Pacific Bash
  Class A
  Class D
GAM Japan Capital
  Class A
GAM North America
  Class A
GAM Asian Capital
  Class A
GAMerica Capital
  Class A

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                              Bank loans
                               --------------------------------------------------------------------------------

                                                                             Average
                                                   Average amount        number of shares           Average
                                    Amounts         of bank loans           oustanding             amount of
                                  outstanding        outstanding         during the period       debt per share
                                 end of period    during the period      (monthly average)           during
                                (000) omitted)      (OO0 omitted)         (00O omitted)           the period
                               -------------------------------------------------------------------------------

01-Jan-95 to
31 -Dec-95
US$
GAM International
  Class A
  Class D
GAM Global
  Class A
  Class D
GAM Europe
  Class A                              --               US$    123                      390              US$         0.32
GAM Pacific Basin
  Class A
  Class D
GAM Japan Capital
  Class A
GAM North America
  Class A
GAM Asian Capital++
  Class A
GAMerica Capital++
Class A
01-Jan-94 to
31-Dec-94
US$
GAM International
GAM Global
GAM Europe
GAM Pacific Basin
GAM Japan Capital+
GAM North America
01-Jan-93 to
31-Dec-93
US$
GAM International                      US$  9,557       US$  2,042                    2,700              US$         0.76
GAM Global                             US$  2,165       US$  2,600                    1,780              US$         1.48
GAM Europe                             US$  1,860       US$    521                    1,680              US$         0.31
GAM Pacific Basin                      US$     --       US$     --                        -              US$           --
GAM North America                      US$     --       US$     --                        -              US$           --
01-Jan-92 to
31-Dee-92
US$
GAM International                      US$  2,743       US$    901                    2,790              US$         0.32
GAM Global                             US$  9,010       US$  1,401                    2,130              US$         0.66
GAM Europe                             US$  1,177       US$    347                    2,400              US$         0.14
GAM Pacific: Basin                     US$     --       US$     --                       --              US$           --
GAM North America                      US$     --       US$     --                       --              US$           --

+  Period from 1st July, 1994 (Inception) to 31st December, 1994.
++ Period from 12th May, 1995 (Inception) to 31st December, 1995.

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